UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	1/31/2015

Item 1. Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of January 31, 2015 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 92.0%
FOREIGN BONDS — 51.0%
Australia — 0.2%
Australia Government Bond, Sr. Unsec’d. Notes	4.750%	06/15/16	AUD	200	$161,411
FMG Resources (August 2006) Pty Ltd., Gtd. Notes, 144A	6.000%	04/01/17		400	390,000
New South Wales Treasury Corp., Local Gov’t. Gtd. Notes	5.000%	08/20/24	AUD	200	185,378

					736,789

Belgium — 1.3%
Kingdom of Belgium, Bonds, RegS	9.375%	02/21/20	GBP	188	389,159
Kingdom of Belgium, Notes, 144A	8.875%	12/01/24		500	752,217
Kingdom of Belgium, Notes, MTN	5.000%	04/24/18	GBP	2,000	3,374,804
Kingdom of Belgium, Notes, MTN	5.700%	05/28/32	GBP	150	324,116

					4,840,296

Brazil — 1.5%
Brazil Notas do Tesouro Nacional B, Series NTNB, Notes	6.000%	08/15/50	BRL	424	400,164
Brazil Notas do Tesouro Nacional F, Series NTNF, Notes	10.000%	01/01/21	BRL	750	256,951
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875%	04/01/21	EUR	300	352,558
Brazilian Government International Bond, Sr. Unsec’d. Notes	4.875%	01/22/21		500	528,750
Brazilian Government International Bond, Unsec’d. Notes	11.000%	06/26/17	EUR	2,644	3,629,874
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A (original cost $175,275; purchased 12/08/11)(a)(b)	7.250%	06/01/21		190	195,700
Minerva Luxembourg SA, Gtd. Notes, 144A	12.250%	02/10/22		200	221,800
Schahin II Finance Co. SPV Ltd., Sr. Sec’d. Notes, 144A (original cost $228,206; purchased 03/27/12)(a)(b)	5.875%	09/25/22		225	132,652

					5,718,449

Bulgaria — 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, RegS	4.250%	07/09/17	EUR	500	611,610

Canada — 0.6%
Agrium, Inc., Sr. Unsec’d. Notes	6.125%	01/15/41		25	32,205
Barrick North America Finance LLC, Gtd. Notes	5.750%	05/01/43		120	128,025
Canadian Government Bond, Bonds(c)	1.750%	09/01/19	CAD	700	578,697
Canadian Government Bond, Bonds(c)(d)	4.000%	06/01/41	CAD	650	739,124
Canadian Government Bond, Unsec’d. Notes(d)	2.750%	06/01/22	CAD	200	177,645
Canadian Pacific Railway Co., Sr. Unsec’d. Notes	6.500%	05/15/18		77	88,801
Province of Alberta Canada, Unsec’d. Notes	3.400%	12/01/23	CAD	200	179,169
Province of British Columbia, Notes	3.300%	12/18/23	CAD	200	178,124
Province of British Columbia, Unsec’d. Notes	3.200%	06/18/44	CAD	200	173,868
TransAlta Corp., Sr. Unsec’d. Notes	6.650%	05/15/18		200	222,862

					2,498,520

Cayman Islands — 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes, RegS	5.950%	11/24/19		500	571,250

Chile
Chile Government International Bond, Sr. Unsec’d. Notes	1.625%	01/30/25	EUR	100	116,347

China — 0.5%
China Government Bond, Sr. Unsec’d. Notes	1.800%	12/01/15	CNH	1,000	157,599
China Government Bond, Sr. Unsec’d. Notes, RegS	1.850%	06/29/15	CNH	12,000	1,907,668

					2,065,267

Colombia — 0.7%
Colombia Government International Bond, Sr. Unsec’d. Notes	4.000%		02/26/24		1,000	1,037,500
Colombia Government International Bond, Sr. Unsec’d. Notes	8.700%		02/15/16		88	95,260
Colombia Government International Bond, Sr. Unsec’d. Notes	11.750%		02/25/20		715	995,637
Colombia Government International Bond, Sr. Unsec’d. Notes	12.000%		10/22/15	COP	1,000,000	430,369
Pacific Rubiales Energy Corp., Gtd. Notes, 144A	5.375%		01/26/19		200	131,500

						2,690,266

Costa Rica — 0.1%
Costa Rica Government International Bond, Sr. Unsec’d. Notes, 144A	4.375%		04/30/25		500	451,375

Cyprus — 1.6%
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.750%		11/01/15	EUR	1,431	1,605,703
Cyprus Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.625%		02/03/20	EUR	4,097	4,583,431

						6,189,134

Czech Republic — 0.3%
Czech Republic International, Sr. Unsec’d. Notes, RegS	2.875%		11/23/16	CHF	600	691,810
Czech Republic International, Sr. Unsec’d. Notes, MTN, RegS	3.625%		04/14/21	EUR	284	383,568

						1,075,378

Denmark — 0.1%
Denmark Government Bond, Bonds	4.000%		11/15/19	DKK	500	91,139
Denmark Government Bond, Bonds	4.500%		11/15/39	DKK	500	136,455

						227,594

Finland — 0.3%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950%		02/15/26		340	470,138
Finland Government International Bond, Sr. Unsec’d. Notes, MTN	2.250%		01/18/17	SEK	5,000	626,365

						1,096,503

Germany — 0.9%
Bundesrepublik Deutschland, Bonds	2.500%		07/04/44	EUR	100	159,612
Deutsche Annington Finance BV, Gtd. Notes, RegS	4.625	%(e)	04/08/74	EUR	1,000	1,207,907
Fresenius Medical Care U.S. Finance II, Inc., Gtd. Notes, 144A	4.125%		10/15/20		325	333,531
RWE AG, Jr. Sub. Notes, RegS	4.625	%(e)	09/28/49	EUR	200	229,335
Techem Energy Metering Service GmbH & Co. KG, Gtd. Notes, MTN, 144A	7.875%		10/01/20	EUR	275	343,377
Techem GmbH, Sr. Sec’d. Notes, MTN, 144A	6.125%		10/01/19	EUR	500	601,835
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	450	547,906

						3,423,503

Greece — 1.2%
Hellenic Republic Government Bond, Bonds, Series PSI, RegS	2.000	%(f)	02/24/23	EUR	250	163,135
Hellenic Republic Government Bond, Bonds, Series PSI, RegS	2.000	%(f)	02/24/41	EUR	250	137,311
Hellenic Republic Government Bond, Bonds, Series PSI, RegS	2.000	%(f)	02/24/42	EUR	550	305,359

Hellenic Republic Government Bond, Sr. Unsec’d. Notes, RegS	4.750%	04/17/19	EUR	300	237,622
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes(b)	5.250%	02/01/16	JPY	6,500	46,312
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.250%	02/01/16	JPY	340,900	2,246,201
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.800%	07/14/15	JPY	150,000	1,194,328
Hellenic Republic Government International Bond, Sr. Unsec’d. Notes, MTN	3.800%	08/08/17	JPY	54,000	386,405

					4,716,673

Hungary — 2.1%
Hungary Government Bond, Bonds	5.500%	12/20/18	HUF	100,000	408,205
Hungary Government International Bond, Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	100,000	846,984
Hungary Government International Bond, Sr. Unsec’d. Notes	4.000%	03/25/19		332	348,600
Hungary Government International Bond, Sr. Unsec’d. Notes	5.375%	02/21/23		450	507,150
Hungary Government International Bond, Sr. Unsec’d. Notes, MTN	4.000%	05/20/16	CHF	600	680,375
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	07/04/17	EUR	1,000	1,214,744
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%	03/30/16	GBP	200	311,702
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	5.750%	06/11/18	EUR	500	647,628
Hungary Government International Bond, Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	2,500	3,309,200

					8,274,588

Iceland — 0.4%
Iceland Government International Bond, Unsec’d. Notes, RegS	4.875%	06/16/16		1,500	1,563,986

India — 0.6%
Bharti Airtel International Netherlands BV, Gtd. Notes, 144A	5.125%	03/11/23		200	220,920
Export-Import Bank of India, Sr. Unsec’d. Notes, MTN, RegS	5.760%	04/05/18	AUD	1,000	815,234
State Bank of India, Sr. Unsec’d. Notes, MTN, RegS	4.500%	11/30/15	EUR	700	812,741
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	6.000%	01/31/19		350	313,250

					2,162,145

Indonesia — 1.7%
Berau Capital Resources, Sr. Sec’d. Notes, RegS	12.500%	07/08/15		400	230,000
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	2.875%	07/08/21	EUR	900	1,047,505
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.125%	01/15/25		335	344,213
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.875%	07/08/21	EUR	546	635,486
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	01/20/20		800	938,000
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A	4.300%	05/20/23		500	496,250
Perusahaan Penerbit SBSN Indonesia II, Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		2,200	2,299,000
Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes, 144A	4.350%	09/10/24		300	306,375

Perusahaan Penerbit SBSN Indonesia III, Unsec’d. Notes, 144A	6.125%		03/15/19		375	421,875

						6,718,704

Ireland — 1.7%
CRH America, Inc., Gtd. Notes	8.125%		07/15/18		110	132,567
Ireland Government Bond, Bonds	4.400%		06/18/19	EUR	2,230	2,963,514
Ireland Government Bond, Unsec’d. Notes, RegS	3.400%		03/18/24	EUR	2,690	3,680,633

						6,776,714

Israel — 0.3%
Israel Government International Bond, Sr. Unsec’d. Notes, MTN	3.750%		10/12/15	EUR	1,000	1,155,419

Italy — 5.9%
Cassa Depositi e Prestiti SpA, Sr. Unsec’d. Notes, MTN, RegS	4.750%		06/18/19	EUR	500	650,024
Italy Buoni Poliennali del Tesoro, Bonds	3.750%		09/01/24	EUR	900	1,210,316
Italy Buoni Poliennali del Tesoro, Bonds	4.500%		05/01/23	EUR	2,700	3,767,637
Italy Buoni Poliennali del Tesoro, Bonds	4.750%		05/01/17	EUR	5,520	6,834,194
Italy Buoni Poliennali del Tesoro, Bonds	5.500%		11/01/22	EUR	700	1,028,504
Italy Buoni Poliennali del Tesoro, Bonds	6.500%		11/01/27	EUR	2,295	3,913,554
Italy Buoni Poliennali del Tesoro, Bonds, RegS	4.750%		09/01/44	EUR	500	807,116
Italy Government International Bond, Sr. Unsec’d. Notes, MTN	5.200%		07/31/34	EUR	250	384,278
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.500%		03/02/15	CHF	100	109,137
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.250%		12/07/34	GBP	232	429,703
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	5.750%		07/25/16	EUR	201	244,336
Italy Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	6.000%		08/04/28	GBP	200	388,981
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	129,000	1,155,251
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	3.700%		11/14/16	JPY	95,000	847,072
Italy Government International Bond, Sr. Unsec’d. Notes, RegS	4.500%		06/08/15	JPY	144,000	1,239,426

						23,009,529

Japan — 0.9%
Japan Finance Organization for Municipalities, Gov’t. Gtd. Notes, MTN	5.750%		08/09/19	GBP	400	719,188
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.400%		09/20/34	JPY	145,000	1,313,637
Japan Government Twenty Year Bond, Sr. Unsec’d. Notes	1.500%		06/20/34	JPY	50,000	461,521
MUFG Capital Finance 1 Ltd., Gtd. Notes	6.346	%(e)	07/29/49		120	127,200
Nomura Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		800	808,496

						3,430,042

Kazakhstan — 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A	3.875%		10/14/24		925	838,281

Latvia — 0.7%
Republic of Latvia, Sr. Unsec’d. Notes, 144A	5.250%		06/16/21		500	578,125
Republic of Latvia, Sr. Unsec’d. Notes, RegS	2.750%		01/12/20		400	406,356
Republic of Latvia, Sr. Unsec’d. Notes, RegS	5.250%		02/22/17		1,000	1,075,170
Republic of Latvia, Unsec’d. Notes, 144A	2.625%		01/21/21	EUR	500	630,142

						2,689,793

Lithuania — 0.7%
Lithuania Government International Bond, Sr. Unsec’d. Notes	3.750%	02/10/16	EUR	1,000	1,172,370
Lithuania Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.375%	01/22/24	EUR	500	684,042
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		200	238,750
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	6.625%	02/01/22		200	248,750
Lithuania Government International Bond, Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		245	300,738

					2,644,650

Macedonia — 0.2%
Former Yugoslav Republic of Macedonia, Unsec’d. Notes, 144A	3.975%	07/24/21	EUR	500	577,201

Malaysia — 0.5%
1Malaysia Sukuk Global Bhd, Sr. Unsec’d. Notes, RegS	3.928%	06/04/15		825	833,143
Wakala Global Sukuk Bhd, Sr. Unsec’d. Notes, RegS	4.646%	07/06/21		1,100	1,225,202

					2,058,345

Mexico — 3.2%
CEMEX Espana SA, Sr. Sec’d. Notes, 144A	9.875%	04/30/19		1,000	1,090,000
Mexican Bonos, Bonds	8.500%	12/13/18	MXN	7,000	534,172
Mexico Government International Bond, Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,075	2,521,298
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	2.375%	04/09/21	EUR	100	120,733
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	2,984	3,658,853
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.500%	02/17/20	EUR	100	137,294
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%	01/15/17		526	569,921
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	5.625%	03/19/2114	GBP	200	328,353
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	6.750%	02/06/24	GBP	840	1,622,635
Mexico Government International Bond, Sr. Unsec’d. Notes, MTN	11.000%	05/08/17	ITL	250,000	177,996
Petroleos Mexicanos, Gtd. Notes, 144A	3.500%	07/23/20		500	501,875
Petroleos Mexicanos, Gtd. Notes, 144A	4.250%	01/15/25		200	196,960
Petroleos Mexicanos, Gtd. Notes, MTN	8.250%	06/02/22	GBP	206	407,990
Petroleos Mexicanos, Gtd. Notes, RegS	3.125%	11/27/20	EUR	500	606,223

					12,474,303

Netherlands — 0.4%
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes	0.500%	05/12/21	ZAR	10,000	533,017
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, 144A	2.125%	10/01/19	CAD	100	82,248
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN	5.500%	05/23/22	AUD	338	304,685
Bank Nederlandse Gemeenten NV, Sr. Unsec’d. Notes, MTN, RegS	0.500%	06/07/22	ZAR	1,000	53,492
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	6.625%	07/01/20		475	495,187

					1,468,629

New Zealand — 0.1%
New Zealand Local Government Funding Agency, Unsec’d. Notes	6.000%		05/15/21	NZD	500	407,412

Norway — 0.2%
City of Oslo Norway, Sr. Unsec’d. Notes	3.650%		11/08/23	NOK	2,000	298,451
Norway Government Bond, Bonds	4.250%		05/19/17	NOK	2,000	279,915

						578,366

Panama — 1.1%
Panama Government International Bond, Sr. Unsec’d. Notes	4.000%		09/22/24		400	421,000
Panama Government International Bond, Sr. Unsec’d. Notes	5.200%		01/30/20		800	893,200
Panama Government International Bond, Sr. Unsec’d. Notes	6.700%		01/26/36		1,700	2,299,250
Panama Government International Bond, Sr. Unsec’d. Notes	9.375%		01/16/23		200	276,000
Panama Government International Bond, Sr. Unsec’d. Notes	10.750%		05/15/20		275	379,500

						4,268,950

Peru — 1.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, 144A	1.426	%(g)	05/31/18		2,275	2,158,897
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates, RegS	2.930	%(g)	06/02/25		1,000	726,650
Peruvian Government International Bond, Sr. Unsec’d. Notes	7.350%		07/21/25		500	678,750
Peruvian Government International Bond, Unsec’d. Notes, 144A	5.700%		08/12/24	PEN	2,600	866,285

						4,430,582

Philippines — 1.7%
Philippine Government International Bond, Sr. Unsec’d. Notes	3.900%		11/26/22	PHP	60,000	1,391,377
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%		01/15/21	PHP	30,000	729,708
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	3,081	3,697,019
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%		01/14/36	PHP	25,000	666,206

						6,484,310

Poland — 1.1%
Poland Government Bond, Bonds	3.250%		07/25/19	PLN	1,000	288,086
Poland Government International Bond, Sr. Unsec’d. Notes, MTN	3.625%		02/01/16	EUR	500	584,288
Poland Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	2.625%		05/12/15	CHF	3,000	3,289,806

						4,162,180

Portugal — 1.9%
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	3.500%		03/25/15		300	300,528
Portugal Government International Bond, Unsec’d. Notes, 144A	5.125%		10/15/24		2,000	2,200,240
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	3.850%		04/15/21	EUR	500	628,457
Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	4.750%		06/14/19	EUR	2,410	3,106,562

Portugal Obrigacoes do Tesouro OT, Sr. Unsec’d. Notes, RegS	6.400%	02/15/16	EUR	750	900,854
Portugal Obrigacoes do Tesouro OT, Unsec’d. Notes, RegS	3.875%	02/15/30	EUR	200	247,339

					7,383,980

Romania — 0.9%
Romania Government Bond, Bonds	5.850%	04/26/23	RON	1,880	589,540
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	5.000%	03/18/15	EUR	1,307	1,484,494
Romanian Government International Bond, Sr. Unsec’d. Notes, RegS	6.500%	06/18/18	EUR	1,000	1,339,914

					3,413,948

Russia — 0.3%
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	3.625%	09/16/20	EUR	200	194,359
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes, RegS	7.500%	03/31/30		1,048	1,053,865

					1,248,224

Serbia — 0.2%
Republic of Serbia, Bonds, 144A	4.875%	02/25/20		750	765,000

Singapore — 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	3.000%	09/01/24	SGD	500	405,655
Temasek Financial I Ltd., Gtd. Notes, MTN	3.265%	02/19/20	SGD	500	392,328

					797,983

Slovak Republic — 0.6%
Slovakia Government International Bond, Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		2,200	2,453,000

Slovenia — 2.1%
Slovenia Government Bond, Sr. Unsec’d. Notes, RegS	4.375%	02/06/19	EUR	300	388,298
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.125%	02/18/19		300	318,525
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	4.750%	05/10/18		1,500	1,610,755
Slovenia Government International Bond, Sr. Unsec’d. Notes, 144A	5.850%	05/10/23		1,500	1,773,870
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		1,700	1,825,523
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	229,500
Slovenia Government International Bond, Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		1,715	2,028,125

					8,174,596

South Africa — 1.3%
South Africa Government Bond, Bonds	7.000%	02/28/31	ZAR	1,800	146,767
South Africa Government International Bond, Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	1,000	1,221,807
South Africa Government International Bond, Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	2,202	2,599,119
ZAR Sovereign Capital Fund Propriety Ltd., Sr. Unsec’d. Notes, 144A	3.903%	06/24/20		1,000	1,027,500

					4,995,193

South Korea — 0.5%
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	5.375%		09/12/19	AUD	1,000	839,672
Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN	6.350%		03/28/17	MXN	900	61,879
Republic of Korea, Sr. Unsec’d. Notes	3.625%		11/02/15	EUR	880	1,017,594
Republic of Korea, Sr. Unsec’d. Notes, RegS	2.125%		06/10/24	EUR	100	120,597

						2,039,742

Spain — 4.5%
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	4.110%		06/23/16	EUR	100	118,531
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	5.500%		02/14/17	EUR	176	218,155
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	6.213%		06/21/16	EUR	68	82,806
Autonomous Community of Madrid Spain, Sr. Unsec’d. Notes	6.439	%(e)	10/30/16	EUR	550	685,508
Instituto de Credito Oficial, Gov’t. Gtd. Notes, MTN	5.000%		03/31/20	CAD	1,000	857,929
Spain Government Bond, Bonds	2.750%		04/30/19	EUR	700	857,772
Spain Government Bond, Bonds, RegS	5.150%		10/31/44	EUR	1,000	1,751,548
Spain Government Bond, Sr. Unsec’d. Notes	4.800%		01/31/24	EUR	1,500	2,182,441
Spain Government Bond, Sr. Unsec’d. Notes	5.850%		01/31/22	EUR	3,705	5,507,260
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000%		03/06/18		3,660	3,922,525
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, RegS	4.000%		03/06/18		1,000	1,071,728

						17,256,203

Supranational Bank — 0.9%
African Development Bank, Sr. Unsec’d. Notes	0.500%		09/21/21	NZD	1,500	841,749
African Development Bank, Sr. Unsec’d. Notes, MTN	0.500%		09/29/20	AUD	445	296,854
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		06/21/23	AUD	800	488,363
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		08/10/23	AUD	720	436,830
European Investment Bank, Sr. Unsec’d. Notes, MTN	0.500%		10/26/23	AUD	710	427,362
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	0.500%		07/21/23	AUD	800	486,623
European Investment Bank, Sr. Unsec’d. Notes, MTN, RegS	4.600%		01/30/37	CAD	150	147,673
International Finance Corp., Sr. Unsec’d. Notes, MTN	7.250%		01/18/17	ZAR	5,000	422,947

						3,548,401

Sweden — 0.2%
Kommuninvest I Sverige AB, Local Gov’t. Gtd. Notes, MTN	4.750%		08/17/22	AUD	200	172,379
Sweden Government Bond, Bonds	4.250%		03/12/19	SEK	3,000	426,029
Sweden Government International Bond, Sr. Unsec’d. Notes, MTN	5.750%		03/03/15	AUD	355	276,996

						875,404

Turkey — 0.5%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes, 144A	5.375%		11/04/16		200	209,008
Turkey Government International Bond, Sr. Unsec’d. Notes	5.500%		02/16/17	EUR	1,148	1,410,742
Turkey Government International Bond, Sr. Unsec’d. Notes	5.875%		04/02/19	EUR	247	324,464

						1,944,214

United Kingdom — 2.3%
HSBC Holdings PLC, Sr. Unsec’d. Notes	5.100%		04/05/21		85	98,078
HSBC Holdings PLC, Sub. Notes	6.500%		09/15/37		125	165,919
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A	6.750%		07/15/24	GBP	393	432,317
Lloyds Bank PLC, Gtd. Notes	6.375%		01/21/21		500	611,924
Royal Bank of Scotland Group PLC, Gtd. Notes	6.125%		01/11/21		325	392,774
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN	6.400%		10/21/19		150	177,346

United Kingdom Gilt, Bonds, RegS	2.250%		09/07/23	GBP	590	958,768
United Kingdom Gilt, Bonds, RegS(d)	2.750%		09/07/24	GBP	1,420	2,406,078
United Kingdom Gilt, Bonds, RegS	4.250%		03/07/36	GBP	710	1,498,687
United Kingdom Gilt, Unsec’d. Notes, RegS	3.250%		01/22/44	GBP	645	1,223,743
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	500	794,523

						8,760,157

Uruguay — 0.2%
Uruguay Government International Bond, Sr. Unsec’d. Notes	6.875%		01/19/16	EUR	103	122,791
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.000%		06/28/19	EUR	119	160,685
Uruguay Government International Bond, Sr. Unsec’d. Notes	7.500%		03/15/15		300	301,800

						585,276

TOTAL FOREIGN BONDS (cost $205,173,863)						197,444,404

ASSET-BACKED SECURITIES — 19.1%
Collateralized Debt Obligations — 0.7%
GEM Ligos III Ltd., Series 2006-3A, Class A1, 144A	0.661	%(e)	03/23/21		517	516,618
GEM Ligos III Ltd., Series 2006-3A, Class A2, 144A	0.881	%(e)	03/23/21		2,000	1,929,298
GEMC Ltd., Series 2005-8A, Class A3, 144A	1.150	%(e)	06/23/17		267	267,068

						2,712,984

Collateralized Loan Obligations — 6.5%
AIMCO CLO, Series 2014-AA, Class B1, 144A	2.257	%(e)	07/20/26		3,000	2,905,726
ALM Ltd., Series 2014-11A, Class A2A, 144A	2.234	%(e)	10/17/26		2,000	1,954,122
ALM Ltd., Series 2014-14A, Class A2, 144A	2.356	%(e)	07/28/26		1,000	980,345
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 144A	2.004	%(e)	07/13/25		1,000	955,903
Anchorage Capital CLO Ltd., Series 2014-3A, Class A2A, 144A	2.506	%(e)	04/28/26		250	246,610
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class B, 144A	2.656	%(e)	10/15/26		1,000	991,803
Battalion CLO Ltd., Series 2014-5A, Class A2A, 144A	2.407	%(e)	04/17/26		500	491,711
Brookside Mill CLO Ltd., Series 2013-1A, Class B1, 144A	2.003	%(e)	04/17/25		3,000	2,871,337
Catamaran CLO Ltd., Series 2014-1A, Class A2, 144A	2.057	%(e)	04/20/26		5,000	4,799,058
Four Corners CLO Ltd., Series 2006-3A, Class A, 144A	0.507	%(e)	07/22/20		258	256,250
KVK CLO Ltd., Series 2014-1A, Class A1, 144A	1.822	%(e)	05/15/26		250	249,673
KVK CLO Ltd., Series 2014-1A, Class B, 144A	2.482	%(e)	05/15/26		250	243,901
LightPoint Pan-European CLO PLC, Series 2006-1A, Class A, 144A	0.302	%(e)	01/31/22	EUR	56	63,471
Magnetite VI Ltd., Series 2012-6A, Class B, 144A	2.991	%(e)	09/15/23		2,000	2,012,244
Regatta IV Funding Ltd., Series 2014-1A, Class B, 144A	2.266	%(e)	07/25/26		1,000	968,719
Rosedale CLO Ltd., Series I-A, Class B, 144A	0.726	%(e)	07/24/21		500	492,722
RYE Harbour CLO Ltd., Series 2015-1A, Class B2, 144A	2.630%		10/21/28	EUR	2,000	2,259,989
Shackleton CLO Ltd., Series 2013-3A, Class B2, 144A	3.440%		04/15/25		250	242,702
Shackleton CLO Ltd., Series 2014-6A, Class B1, 144A	2.407	%(e)	07/17/26		2,000	1,944,448
Slater Mill Loan Fund LP, Series 2012-1A, Class B, 144A	2.882	%(e)	08/17/22		250	250,687

						25,181,421

Residential Mortgage-Backed Securities — 11.9%
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.068	%(e)	09/25/33		604	566,391
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4	1.128	%(e)	04/25/35		1,000	914,501
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A5	1.068	%(e)	06/25/34		405	400,693
Aire Valley Mortgages PLC, Series 2005-1X, Class 2A2, RegS	0.439	%(e)	09/20/66	EUR	1,277	1,405,481
Aire Valley Mortgages PLC, Series 2006-1A, Class 1A, 144A	0.467	%(e)	09/20/66		2,880	2,776,659

Aire Valley Mortgages PLC, Series 2006-1X, Class 1B2, RegS	0.479	%(e)	09/20/66	EUR	1,000	1,050,642
Aire Valley Mortgages PLC, Series 2007-1A, Class 2A1, 144A	0.487	%(e)	09/20/66		858	834,102
Aire Valley Mortgages PLC, Series 2007-1X, Class 2A2, RegS	0.339	%(e)	09/20/66	EUR	1,018	1,115,796
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2002-3, Class M3	3.018	%(e)	08/25/32		588	550,619
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.128	%(e)	09/25/34		400	399,136
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	0.993	%(e)	05/25/34		176	171,405
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.528	%(e)	10/25/35		1,452	1,345,859
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.217	%(e)	01/15/34		1,124	1,080,251
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	1.857	%(e)	09/26/45		957	923,242
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.068	%(e)	03/25/34		292	275,763
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.893	%(e)	04/25/34		247	225,080
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2	0.968	%(e)	05/25/34		391	382,124
Citicorp Residential Mortgage Trust, Series 2006-2, Class A4	5.775%		09/25/36		477	499,964
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1	1.668	%(e)	03/25/33		181	177,832
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	0.993	%(e)	08/25/34		982	904,418
Fremont Home Loan Trust, Series 2004-1, Class M1	0.843	%(e)	02/25/34		421	383,418
Fremont Home Loan Trust, Series 2004-B, Class M1	1.038	%(e)	05/25/34		910	844,115
Granite Master Issuer PLC, Series 2005-4, Class B4, RegS	0.362	%(e)	12/20/54	EUR	250	278,402
Granite Master Issuer PLC, Series 2006-2, Class B3, RegS	0.282	%(e)	12/20/54	EUR	1,100	1,221,863
Granite Master Issuer PLC, Series 2007-1, Class 5A1, RegS	0.724	%(e)	12/20/54	GBP	1,060	1,589,206
Granite Master Issuer PLC, Series 2007-1, Class 6A1, RegS	0.694	%(e)	12/20/54	GBP	204	305,005
Granite Master Issuer PLC, Series 2007-2, Class 3B2, RegS	0.327	%(e)	12/17/54	EUR	2,000	2,224,507
Granite Mortgages PLC, Series 2003-3, Class 2M, RegS	1.460	%(e)	01/20/44	EUR	484	547,434
Granite Mortgages PLC, Series 2004-1, Class 2M, RegS	1.219	%(e)	03/20/44	EUR	1,000	1,128,639
Granite Mortgages PLC, Series 2004-3, Class 3B, RegS	1.260	%(e)	09/20/44	GBP	1,000	1,496,415
GSAMP Trust, Series 2004-FM1, Class M1	1.143	%(e)	11/25/33		172	166,790
GSAMP Trust, Series 2005-HE5, Class M1	0.588	%(e)	11/25/35		1,000	952,081
Home Equity Asset Trust, Series 2004-3, Class M1	1.023	%(e)	08/25/34		610	579,669
Home Equity Asset Trust, Series 2005-9, Class 2A4	0.508	%(e)	04/25/36		848	831,886
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.468	%(e)	07/20/36		400	394,831
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.023	%(e)	07/25/34		435	419,041
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.270	%(e)	09/01/21		1,453	1,455,450
LSTAR Securities Investment Trust, Series 2014-2 Class A, 144A	2.170	%(e)	12/01/21		975	960,018
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.167	%(e)	01/01/20		2,000	1,949,994
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.168	%(e)	01/01/20		1,500	1,478,437
Mastr Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.868	%(e)	09/25/34		375	349,999
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.368	%(e)	08/25/35		197	188,675
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.218	%(e)	09/25/33		270	255,529
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.218	%(e)	12/27/33		314	303,298
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.038	%(e)	11/25/34		437	392,047
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.098	%(e)	06/25/34		540	505,861
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.083	%(e)	07/25/34		198	188,652
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3	1.148	%(e)	02/25/33		360	343,445
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.293	%(e)	10/25/33		337	323,568
New Century Home Equity Loan Trust, Series 2005-C, Class A2C	0.418	%(e)	12/25/35		623	608,504
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2	0.828	%(e)	11/25/33		257	241,979
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.786%		09/25/34		146	139,173
Structured Asset Investment Loan Trust, Series 2003-BC3, Class M1	1.593	%(e)	04/25/33		1,745	1,704,096
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.873	%(e)	03/25/34		957	884,041

Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.168	%(e)	09/25/34		376	371,709
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3	0.598	%(e)	05/25/35		530	512,588
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		996	995,141
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		1,000	1,008,000
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		1,000	1,006,912
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-5, Class 1A1	5.500%		05/25/37		343	360,344

						45,890,720

TOTAL ASSET-BACKED SECURITIES (cost $73,808,350)						73,785,125

BANK LOANS(e) — 0.5%
Consumer — 0.1%
OGF SA (France), Private Placement	4.007%		10/30/20	EUR	240	272,616

Financials — 0.1%
Scandlines GmbH (Germany)	4.510%		11/04/20	EUR	375	425,337

Gaming
CCM Merger, Inc.	4.500%		08/06/21		122	121,526

Healthcare & Pharmaceutical — 0.1%
Alere, Inc.	3.171%		06/30/16		73	72,849
Grifols SA	3.255%		02/26/21		174	171,497
RPI Finance Trust	3.250%		11/09/18		146	145,924

						390,270

Technology — 0.2%
Avago Technologies Finance Pte. Ltd. (Singapore)	3.750%		05/06/21		299	297,754
First Data Corp.	3.755%		09/24/18		300	294,000
TransUnion LLC/TransUnion Financing Corp.	4.000%		04/09/21		248	244,403

						836,157

TOTAL BANK LOANS (cost $2,173,814)						2,045,906

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.3%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class XB, IO	0.329	%(e)	05/10/47		27,500	987,360
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47		1,000	1,063,739
COMM Mortgage Trust, Series 2014-UBS4, Class XB, IO, 144A	0.204	%(e)	08/10/47		50,000	986,050
Credit Suisse Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686	%(e)	04/15/27		32,000	646,080
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.019	%(e)	01/25/20		20,616	879,622
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.185	%(e)	04/25/20		31,684	1,469,020
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.653	%(e)	06/25/20		14,187	955,944
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.732	%(e)	03/25/22		10,691	1,067,885
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.899	%(e)	10/25/22		20,510	1,158,830
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.388	%(e)	02/25/32		7,059	1,447,918
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class AJ	5.065	%(e)	07/10/45		1,600	1,624,083

GS Mortgage Securities Trust, Series 2013-GC14, Class XA, IO	0.909	%(e)	08/10/46	39,569	1,927,978
GS Mortgage Securities Trust, Series 2014-GC20, Class XB, IO	0.338	%(e)	04/10/47	30,000	1,066,620
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255	%(e)	06/10/47	35,000	998,550
GS Mortgage Securities Trust, Series 2014-GC24, Class XB, IO	0.021	%(e)	09/10/47	83,262	142,295
GS Mortgage Securities Trust, Series-GC26, Class XB, IO	0.296	%(e)	11/10/47	56,483	1,720,981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(e)	07/15/42	1,000	1,010,166
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP3, Class AJ	4.996	%(e)	08/15/42	1,000	1,016,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class XCP, IO, 144A	0.698	%(e)	05/15/16	258,350	853,718
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.754	%(e)	05/10/63	6,298	488,899
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ	5.157	%(e)	07/15/42	1,000	1,020,619
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.721	%(e)	06/15/49	1,806	1,931,412

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,395,884)					24,463,804

CORPORATE BONDS — 12.5%
Aerospace & Defense — 0.1%
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	200	241,429

Airlines — 0.2%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	80	85,324
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	189	220,548
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	17	18,271
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	180	196,645
UAL Pass-Through Trust, Pass-Through Certificates, Series 2007-1A, Class A	6.636%		07/02/22	95	102,506

					623,294

Banking — 3.3%
Bank of America Corp., Jr. Sub. Notes	6.500	%(e)	12/31/49	1,000	1,047,187
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	410	534,166
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(e)	12/29/49	235	251,567
Bank of America Corp., Series M, Jr. Sub. Notes	8.125	%(e)	12/29/49	700	752,062
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	425	475,992
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	110	170,861
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	605	762,481
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700	%(e)	12/31/49	1,645	1,685,610
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	1,200	1,376,089
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	225	255,031
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	185	242,930
JPMorgan Chase & Co., Jr. Sub. Notes	5.000	%(e)	12/31/49	1,000	990,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(e)	04/29/49	450	483,610
JPMorgan Chase & Co., Sub. Notes(d)	3.875%		09/10/24	2,000	2,064,854
Morgan Stanley, Jr. Sub. Notes	5.450	%(e)	12/31/49	1,415	1,438,107
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42	325	442,497

					12,973,044

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	6.875%		04/15/21	500	572,905
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(h)	6.875%		05/02/18	100	15,000

					587,905

Building Materials & Construction — 0.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $525,000; purchased 10/27/14)(a)(b)	5.375%	11/15/24	525	532,875
KB Home, Gtd. Notes	7.500%	09/15/22	1,000	1,015,000
Owens Corning, Gtd. Notes	4.200%	12/15/22	270	282,178
Toll Brothers Finance Corp., Gtd. Notes	5.150%	05/15/15	420	421,050

				2,251,103

Cable — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	1,000	1,037,500
CCOH Safari LLC, Gtd. Notes	5.750%	12/01/24	675	684,281
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	325	364,000
CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%	02/15/19	185	215,525
Time Warner Cable, Inc., Gtd. Notes	8.750%	02/14/19	300	375,983

				2,677,289

Capital Goods — 0.6%
Actuant Corp., Gtd. Notes	5.625%	06/15/22	400	413,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $221,242; purchased 10/26/11)(a)(b)	7.000%	10/15/37	190	267,144
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	500	538,125
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	750	824,850
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	225	249,917

				2,293,036

Chemicals — 0.2%
Ashland, Inc., Gtd. Notes	4.750%	08/15/22	300	305,100
Ashland, Inc., Sr. Unsec’d. Notes	3.875%	04/15/18	175	178,719
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	152	259,803

				743,622

Electric — 0.9%
AES Corp. (The), Sr. Unsec’d. Notes	9.750%	04/15/16	106	115,010
DPL, Inc., Sr. Unsec’d. Notes, 144A	6.750%	10/01/19	700	714,000
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	6.750%	11/01/19	650	667,875
Dynegy Finance I, Inc./Dynegy Finance II, Inc., Sr. Sec’d. Notes, 144A	7.375%	11/01/22	350	361,375
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20	1,500	1,590,000
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	50	59,473

				3,507,733

Energy - Other — 0.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	35	44,621
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	170	157,721

				202,342

Foods — 0.6%
Aramark Services, Inc., Gtd. Notes	5.750%	03/15/20	475	494,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	675	681,750
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes (original cost $1,345,313; purchased 08/27/14)(a)(b)	8.875%	12/15/17	1,250	1,275,000

				2,450,750

Gaming — 0.7%
MTR Gaming Group, Inc., Sec’d. Notes	11.500%	08/01/19	1,000	1,082,500
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%	04/15/21	205	213,200
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%	05/15/20	650	682,500

Scientific Games International, Inc., Gtd. Notes, 144A	10.000%		12/01/22	750	688,125

					2,666,325

Healthcare & Pharmaceutical — 0.6%
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%		07/15/20	750	798,750
HCA, Inc., Sr. Sec’d. Notes	6.500%		02/15/20	1,500	1,687,500

					2,486,250

Insurance — 0.2%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	30	34,224
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(e)	03/29/67	140	150,150
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	175	202,837
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	90	116,250
Lincoln National Corp., Jr. Sub. Notes	6.050	%(e)	04/20/67	30	30,000
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(e)	06/15/37	100	107,500
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	100	103,140

					744,101

Media & Entertainment — 1.1%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	415	557,902
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	60	86,665
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	1,000	1,080,000
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	225	295,432
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	500	541,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $1,032,500; purchased 08/27/14)(a)(b)	5.000%		08/01/18	1,000	1,035,000
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	450	492,750
Viacom, Inc., Sr. Unsec’d. Notes (original cost $230,742; purchased 12/13/12)(a)(b)	4.500%		02/27/42	233	231,709

					4,320,708

Metals — 0.1%
Peabody Energy Corp., Gtd. Notes	6.000%		11/15/18	400	321,000

Non-Captive Finance — 0.1%
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	75	77,884
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	125	137,813
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	75	78,570
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	225	254,387

					548,654

Packaging
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	140	159,425

Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	130	163,254
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39	75	104,393
MeadWestvaco Corp., Sr. Unsec’d. Notes	7.375%		09/01/19	450	542,509
Rock-Tenn Co., Gtd. Notes	4.450%		03/01/19	175	188,271

					998,427

Pipelines & Other — 0.2%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	750	765,000

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	6.000%		03/15/2105	300	424,979

Real Estate Investment Trusts — 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes, MTN	5.750%		10/01/20	EUR	200	243,514

Technology — 1.1%
Brightstar Corp., Gtd. Notes, 144A (original cost $1,063,344; purchased 08/06/14)(a)(b)	9.500%		12/01/16		1,000	1,050,000
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		200	192,500
First Data Corp., Gtd. Notes	12.625%		01/15/21		1,250	1,482,812
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%		09/15/22		655	666,462
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18		305	315,194
Seagate HDD Cayman, Gtd. Notes	6.875%		05/01/20		273	285,968
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		150	159,938

						4,152,874

Telecommunications — 0.5%
Qwest Corp., Sr. Unsec’d. Notes	6.500%		06/01/17		465	508,505
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		1,000	1,016,250
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%		08/15/20		400	403,000

						1,927,755

Tobacco
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		81	142,250
Lorillard Tobacco Co., Gtd. Notes	8.125%		06/23/19		30	36,889

						179,139

TOTAL CORPORATE BONDS (cost $46,767,810)						48,489,698

MUNICIPAL BONDS — 0.9%
Connecticut — 0.1%
State of Connecticut Special Tax Revenue, Revenue Bonds, BABs	5.459%		11/01/30		275	337,230

New York — 0.1%
City of New York, NY, GO, BABs	5.968%		03/01/36		250	334,000

Puerto Rico — 0.7%
Commonwealth of Puerto Rico, GO	2.684	%(e)	07/01/20		300	284,268
Commonwealth of Puerto Rico, GO	4.000%		07/01/15		380	383,150
Commonwealth of Puerto Rico, GO	4.000%		07/01/16		240	244,683
Commonwealth of Puerto Rico, GO	5.000%		07/01/15		70	70,833
Commonwealth of Puerto Rico, GO	5.250%		07/01/17		125	128,175
Commonwealth of Puerto Rico, GO	5.500%		07/01/16		345	356,402
Puerto Rico Electric Power Authority, Series JJ, Revenue Bonds	5.250%		07/01/15		10	10,152
Puerto Rico Highways & Transportation Authority, Revenue Bonds, CABs	7.100	%(i)	07/01/27		200	84,084
Puerto Rico Highways & Transportation Authority, Series E, Revenue Bonds	5.500%		07/01/17		250	258,265
Puerto Rico Municipal Finance Agency, Series B, Revenue Bonds	5.250%		07/01/16		130	131,768
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/15		215	216,006
Puerto Rico Municipal Finance Agency, Series C, Revenue Bonds	5.000%		08/01/16		175	175,992
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, CABs	4.100	%(i)	08/01/41		1,265	431,289

						2,775,067

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43		125	173,939

TOTAL MUNICIPAL BONDS (cost $3,231,949)					3,620,236

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal National Mortgage Assoc.	5.375%	12/07/28	GBP	275	573,842
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%	06/07/21	GBP	430	788,472

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,375,173)					1,362,314

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds	3.125%	08/15/44		215	255,145
U.S. Treasury Notes	1.500%	10/31/19		50	50,766
U.S. Treasury Notes(c)	1.500%	11/30/19		3,250	3,299,003
U.S. Treasury Notes	1.625%	12/31/19		200	204,219
U.S. Treasury Notes(d)	2.250%	11/15/24		1,250	1,314,062

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,959,491)					5,123,195

			Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, 7.875%(e), (Capital Security, fixed to floating preferred) (cost $100,000)				4,000	105,800

TOTAL LONG-TERM INVESTMENTS (cost $361,986,334)					356,440,482

SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $20,259,459)(j)				20,259,459	20,259,459

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.3%
Call Options — 0.2%
5 Year CDX.NA.IG.23.V1, expiring 03/18/15, Strike Price $57.50		Citigroup Global Markets		20,000	2,306
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $130.00				2,500	32,031
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $130.50				3,000	29,062
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $134.00				2,500	1,953
Australian Dollar/Japanese Yen @ FX Rate 101.000, expiring 01/15/16		Citigroup Global Markets	AUD	3,500	26,266
Euro/Polish Zloty @ FX Rate 4.700, expiring 04/09/15		Credit Suisse First Boston Corp.	EUR	2,100	1,027
Euro/South African Rand @ FX Rate 18.500, expiring 03/19/15		Credit Suisse First Boston Corp.	EUR	2,800	81
Euro/Turkish Lira @ FX Rate 3.300, expiring 04/10/15		Citigroup Global Markets	EUR	4,250	8,058

U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $176.00			1,100	46,406
U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $177.00			700	25,047
U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $186.00			1,100	6,016
U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $187.00			700	3,063
United States Dollar/Czech Koruna @ FX Rate 23.000, expiring 06/23/15	UBS AG		5,000	349,564
United States Dollar/Japanese Yen @ FX Rate 125.000, expiring 06/29/15	Citigroup Global Markets		8,000	70,921
United States Dollar/Mexican Peso @ FX Rate 16.500, expiring 03/03/15	Citigroup Global Markets		1,000	518
United States Dollar/New Zealand Dollar @ FX Rate 0.500, expiring 09/07/15	Citigroup Global Markets		3,000	6,792
United States Dollar/South African Rand @ FX Rate 14.000, expiring 03/03/15	UBS AG		1,000	157
United States Dollar/Turkish Lira @ FX Rate 2.800, expiring 02/25/15	Credit Suisse First Boston Corp.		1,000	437

				609,705

Put Options — 0.1%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75			5,750	2,013
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88			5,750	2,731
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13			5,750	5,463
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25			5,750	7,762
5 Year CDX.NA.HY.23.V1, expiring 03/18/15, Strike Price $105.00	BNP Paribas		10,000	109,824
5 Year CDX.NA.IG.23.V1, expiring 03/18/15, Strike Price $80.00	Citigroup Global Markets		20,000	26,064
Australian Dollar/Japanese Yen @ FX Rate 83.000, expiring 04/14/15	Citigroup Global Markets	AUD	3,500	14,159
Euro/Polish Zloty @ FX Rate 4.100, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	34,919
Euro/Turkish Lira @ FX Rate 2.650, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	63,311
Euro/United States Dollar @ FX Rate 1.050, expiring 07/30/15	Citigroup Global Markets	EUR	4,400	50,866
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.50			28,250	706
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.88			28,250	4,944
New Zealand Dollar/United States Dollar @ FX Rate 0.750, expiring 09/09/15	Credit Suisse First Boston Corp.	NZD	3,000	208,644
United States Dollar/Chinese Renminbi @ FX Rate 6.090, expiring 02/06/15	Citigroup Global Markets		10,000	14
United States Dollar/Chinese Renminbi @ FX Rate 6.160, expiring 02/18/15	Goldman Sachs & Co.		5,000	709
United States Dollar/Chinese Renminbi @ FX Rate 6.230, expiring 06/23/15	Citigroup Global Markets		4,500	11,859
United States Dollar/Mexican Peso @ FX Rate 13.500, expiring 12/03/15	Citigroup Global Markets		1,000	4,067
United States Dollar/New Zealand Dollar @ FX Rate 0.840, expiring 09/07/15	Citigroup Global Markets		3,000	5,242
United States Dollar/South African Rand @ FX Rate 11.000, expiring 12/03/15	UBS AG		1,000	7,981

United States Dollar/Turkish Lira @ FX Rate 2.220, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	4,203

				565,481

TOTAL OPTIONS PURCHASED (cost $1,162,977)				1,175,186

TOTAL SHORT-TERM INVESTMENTS (cost $21,422,436)				21,434,645

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 97.5% (cost $383,408,770)(k)				377,875,127

OPTIONS WRITTEN* — (0.6)%
Call Options — (0.4)%
5 Year CDX.NA.HY.23.V1, expiring 03/18/15, Strike Price $106.50	BNP Paribas		5,000	(17,393)
5 Year CDX.NA.IG.23.V1, expiring 03/18/15, Strike Price $67.50	Citigroup Global Markets		20,000	(26,260)
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $132.00			5,000	(17,969)
10 Year U.S. Treasury Notes Futures, expiring 02/20/15, Strike Price $132.50			3,000	(7,500)
Euro/Polish Zloty @ FX Rate 4.900, expiring 01/11/16	Credit Suisse First Boston Corp.	EUR	2,100	(14,274)
Euro/South African Rand @ FX Rate 19.000, expiring 12/21/15	Credit Suisse First Boston Corp.	EUR	2,800	(34,316)
Euro/Turkish Lira @ FX Rate 3.700, expiring 01/11/16	Citigroup Global Markets	EUR	4,250	(78,012)
U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $181.00			2,200	(36,781)
U.S. Ultra Bond Futures, expiring 02/20/15, Strike Price $182.00			1,400	(19,031)
United States Dollar/Czech Koruna @ FX Rate 23.000, expiring 06/23/15	Deutsche Bank AG		5,000	(349,564)
United States Dollar/Japanese Yen @ FX Rate 106.000, expiring 06/29/15	Citigroup Global Markets		8,000	(802,671)
United States Dollar/Mexican Peso @FX Rate 17.000, expiring 12/03/15	Citigroup Global Markets		1,000	(17,461)
United States Dollar/New Zealand Dollar @ FX Rate 0.750, expiring 09/07/15	Citigroup Global Markets		3,000	(208,644)
United States Dollar/South African Rand @ FX Rate 15.000, expiring 12/03/15	UBS AG		1,000	(18,207)
United States Dollar/Turkish Lira @ FX Rate 3.000, expiring 11/24/15	Credit Suisse First Boston Corp.		1,000	(21,883)

				(1,669,966)

Put Options — (0.2)%
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00			23,000	(15,525)
5 Year CDX.NA.HY.23.V1, expiring 03/18/15, Strike Price $100.00	BNP Paribas		10,000	(19,836)
5 Year CDX.NA.IG.23.V1, expiring 03/18/15, Strike Price $100.00	Citigroup Global Markets		20,000	(7,206)
Australian Dollar/Japanese Yen @ FX Rate 80.000, expiring 01/15/16	Citigroup Global Markets	AUD	3,500	(57,156)
Euro/United States Dollar @ FX Rate 1.25, expiring 07/29/15	Barclays Capital Group	EUR	2,200	(267,868)
Euro/United States Dollar @ FX Rate 1.25, expiring 07/29/15	UBS AG	EUR	2,200	(267,869)
Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.63			28,250	(1,412)

Eurodollars 1 Year Mid-Curve Futures, expiring 03/13/15, Strike Price $98.75		28,250	(2,119)
United States Dollar/Japanese Yen @ FX Rate 96.000, expiring 06/29/15	Citigroup Global Markets	8,000	(5,966)

			(644,957)

TOTAL OPTIONS WRITTEN (premiums received $900,235)			(2,314,923)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.9% (cost $382,508,535)			375,560,204
Other assets in excess of liabilities(l) — 3.1%			12,007,712

NET ASSETS — 100.0%			$387,567,916

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BIBOR	Bangkok Interbank Offered Rate
bps	Basis Points
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Cetip Interbank Deposit
CABs	Capital Appreciation Bonds
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLICP	Chilean Indice Camara Promedio
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
COLIBOR	Columbia Interbank Offered Rate
CP	Commerical Paper
CPI	Consumer Price Index
EIBOR	Emirates Interbank Offered Rate
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
HIBOR	Hong Kong Interbank Offered Rate
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MOSPRIME	Moscow Prime Offered Rate
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap

PRIBOR	Prague Interbank Offered Rate
SIBOR	Singapore Interbank Offered Rate
SONIA	Sterling Overnight Index Average
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
UKRPI	United Kingdom Retail Prices Index
WIBOR	Warsaw Interbank Offered Rate
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,821,622. The aggregate value of $4,720,080 is approximately 1.2% of net assets.
(b)	Indicates a security that has been deemed illiquid.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(e)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2015.
(f)	The rate shown reflects the coupon rate after the step date.
(g)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(h)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(i)	Represents a zero coupon or step bond. Rate quoted represents effective yield at January 31, 2015.

(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(k)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$387,624,801

Appreciation	9,382,861
Depreciation	(19,132,535)

Net Unrealized Depreciation	$(9,749,674)

The book basis may differ from tax basis due to certain tax-related adjustments.

(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
519	5 Year U.S. Treasury Notes	Mar. 2015	$61,909,437	$62,977,406	$1,067,969
7	Euro-Bund	Mar. 2015	1,237,902	1,260,769	22,867
20	Euro-BTP	Mar. 2015	3,101,236	3,123,079	21,843
100	U.S. Ultra Bonds	Mar. 2015	16,092,799	17,893,750	1,800,951

					2,913,630

	Short Positions:
9	2 Year U.S. Treasury Notes	Mar. 2015	1,975,770	1,977,891	(2,121)
70	10 Year U.S. Treasury Notes	Mar. 2015	9,130,192	9,161,250	(31,058)

					(33,179)

					$2,880,451

(1)	Canadian Government Bonds and a U.S. Treasury obligation with a combined market value of $1,041,641 have been segregated with J.P. Morgan Securities LLC to cover requirements for open contracts at January 31, 2015.

Forward foreign currency exchange contracts outstanding at January 31, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 04/16/15	JPMorgan Chase	AUD	799	$652,700	$618,889	$(33,811)
Expiring 04/16/15	JPMorgan Chase	AUD	934	756,328	723,684	(32,644)
Expiring 04/16/15	JPMorgan Chase	AUD	1,479	1,144,900	1,145,658	758
Brazilian Real, Expiring 03/11/15	Barclays Capital Group	BRL	4,563	1,706,738	1,682,500	(24,238)
Expiring 03/11/15	Barclays Capital Group	BRL	4,798	1,825,688	1,769,199	(56,489)
Expiring 03/11/15	BNP Paribas	BRL	990	381,500	365,026	(16,474)
Expiring 03/11/15	BNP Paribas	BRL	2,017	764,600	743,677	(20,923)
Expiring 03/11/15	BNP Paribas	BRL	2,034	764,900	749,919	(14,981)
Expiring 03/11/15	BNP Paribas	BRL	2,345	874,900	864,572	(10,328)
Expiring 03/11/15	BNP Paribas	BRL	2,968	1,144,400	1,094,307	(50,093)
Expiring 03/11/15	Citigroup Global Markets	BRL	590	213,600	217,725	4,125
Expiring 03/11/15	Citigroup Global Markets	BRL	2,861	1,061,500	1,054,801	(6,699)

British Pound, Expiring 04/28/15	Bank of America	GBP	7,548	11,357,343	11,362,069	4,726
Canadian Dollar, Expiring 04/16/15	Citigroup Global Markets	CAD	4,270	3,557,076	3,356,921	(200,155)
Chilean Peso, Expiring 04/10/15	BNP Paribas	CLP	1,427,933	2,298,114	2,238,687	(59,427)
Chinese Renminbi, Expiring 03/16/15	Barclays Capital Group	CNH	120	19,197	19,045	(152)
Expiring 03/16/15	BNP Paribas	CNH	40,909	6,562,503	6,513,135	(49,368)
Expiring 03/16/15	Citigroup Global Markets	CNH	10,433	1,673,800	1,660,969	(12,831)
Expiring 04/08/15	Citigroup Global Markets	CNH	8,336	1,330,700	1,324,150	(6,550)
Expiring 04/08/15	JPMorgan Chase	CNH	8,546	1,362,100	1,357,498	(4,602)
Colombian Peso, Expiring 03/11/15	BNP Paribas	COP	2,441,450	1,061,500	996,776	(64,724)
Expiring 03/11/15	BNP Paribas	COP	2,574,603	1,068,300	1,051,138	(17,162)
Expiring 03/11/15	Citigroup Global Markets	COP	2,603,592	1,077,200	1,062,974	(14,226)
Expiring 05/26/15	Citigroup Global Markets	COP	3,788,634	1,741,100	1,536,745	(204,355)
Czech Koruna, Expiring 04/23/15	Toronto Dominion	CZK	8,209	339,973	334,503	(5,470)
Danish Krone, Expiring 04/23/15	BNP Paribas	DKK	24,141	3,755,994	3,675,574	(80,420)
Egyptian Pound, Expiring 02/10/15	Citigroup Global Markets	EGP	12,483	1,711,628	1,630,223	(81,405)
Euro, Expiring 04/28/15	Citigroup Global Markets	EUR	879	1,023,798	994,191	(29,607)
Expiring 04/28/15	Citigroup Global Markets	EUR	3,415	3,862,300	3,861,886	(414)
Expiring 04/28/15	JPMorgan Chase	EUR	10,186	11,491,100	11,519,017	27,917
Hungarian Forint, Expiring 04/22/15	Citigroup Global Markets	HUF	10,227	37,379	37,097	(282)
Expiring 04/22/15	Citigroup Global Markets	HUF	319,176	1,158,701	1,157,803	(898)
Indian Rupee, Expiring 04/24/15	BNP Paribas	INR	460,645	7,389,834	7,306,608	(83,226)
Indonesia Rupiah, Expiring 03/23/15	UBS AG	IDR	13,667,394	1,068,600	1,069,405	805
Israeli Shekel, Expiring 04/20/15	BNP Paribas	ILS	496	126,354	126,237	(117)
Japanese Yen, Expiring 04/28/15	Barclays Capital Group	JPY	750,021	6,373,500	6,393,823	20,323
Expiring 04/28/15	Goldman Sachs & Co.	JPY	3,879,196	32,814,754	33,069,585	254,831
Malaysian Ringgit, Expiring 04/07/15	UBS AG	MYR	2,513	764,900	688,683	(76,217)
Expiring 04/07/15	UBS AG	MYR	3,848	1,068,100	1,054,783	(13,317)
Mexican Peso, Expiring 04/22/15	Deutsche Bank AG	MXN	8,403	572,200	557,754	(14,446)
Expiring 04/22/15	JPMorgan Chase	MXN	6,732	457,800	446,879	(10,921)
Expiring 04/22/15	JPMorgan Chase	MXN	76,386	5,184,526	5,070,312	(114,214)
New Taiwanese Dollar, Expiring 02/02/15	UBS AG	TWD	46,885	1,548,900	1,487,781	(61,119)
Expiring 02/02/15	UBS AG	TWD	82,589	2,610,700	2,620,766	10,066
Expiring 02/02/15	UBS AG	TWD	364,866	11,597,773	11,578,084	(19,689)

New Zealand Dollar, Expiring 04/16/15	Credit Suisse First Boston Corp.	NZD	2,600	1,878,422	1,877,632	(790)
Expiring 04/16/15	UBS AG	NZD	1,286	954,100	928,747	(25,353)
Norwegian Krone, Expiring 04/23/15	JPMorgan Chase	NOK	15,055	1,931,100	1,944,619	13,519
Peruvian Nuevo Sol, Expiring 04/10/15	Citigroup Global Markets	PEN	3,646	1,225,500	1,179,133	(46,367)
Philippine Peso, Expiring 02/12/15	Citigroup Global Markets	PHP	95,181	2,113,816	2,157,594	43,778
Expiring 02/12/15	UBS AG	PHP	43,106	985,500	977,136	(8,364)
Russian Ruble, Expiring 02/09/15	Barclays Capital Group	RUB	20,617	357,000	297,741	(59,259)
Expiring 02/09/15	BNP Paribas	RUB	32,876	538,600	474,788	(63,812)
Expiring 02/09/15	Credit Suisse First Boston Corp.	RUB	30,156	538,797	435,511	(103,286)
Expiring 03/18/15	BNP Paribas	RUB	28,883	426,312	409,879	(16,433)
Singapore Dollar, Expiring 04/23/15	Barclays Capital Group	SGD	310	231,661	228,768	(2,893)
South African Rand, Expiring 04/20/15	Deutsche Bank AG	ZAR	9,032	772,500	765,892	(6,608)
South Korean Won, Expiring 03/16/15	Citigroup Global Markets	KRW	4,548,435	4,152,684	4,152,093	(591)
Expiring 03/16/15	UBS AG	KRW	1,065,238	969,500	972,416	2,916
Swedish Krona, Expiring 04/23/15	BNP Paribas	SEK	15,863	1,931,100	1,918,704	(12,396)
Swiss Franc, Expiring 02/26/15	JPMorgan Chase	CHF	1,541	1,767,375	1,680,576	(86,799)
Expiring 04/28/15	Barclays Capital Group	CHF	164	191,100	179,092	(12,008)
Expiring 04/28/15	Deutsche Bank AG	CHF	3,252	3,814,700	3,556,226	(258,474)
Expiring 04/28/15	Deutsche Bank AG	CHF	7,053	8,219,400	7,713,420	(505,980)
Expiring 04/28/15	UBS AG	CHF	3,273	3,814,700	3,580,108	(234,592)
Thai Baht, Expiring 03/06/15	Barclays Capital Group	THB	23,768	716,900	724,974	8,074
Expiring 03/06/15	Barclays Capital Group	THB	25,164	764,900	767,544	2,644
Expiring 03/06/15	Barclays Capital Group	THB	30,872	925,600	941,652	16,052
Expiring 03/06/15	BNP Paribas	THB	59,394	1,791,200	1,811,663	20,463
Expiring 03/06/15	Citigroup Global Markets	THB	23,603	712,200	719,959	7,759
Turkish Lira, Expiring 04/20/15	Barclays Capital Group	TRY	508	217,615	204,383	(13,232)

				$181,301,783	$178,791,308	$(2,510,475)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 04/16/15	Bank of America	AUD	1,000	$817,335	$774,714	$42,621
Expiring 04/16/15	JPMorgan Chase	AUD	3,876	3,126,972	3,002,762	124,210
Expiring 04/16/15	JPMorgan Chase	AUD	2,342	1,815,300	1,814,157	1,143
Expiring 04/16/15	JPMorgan Chase	AUD	1,837	1,450,300	1,423,308	26,992
Expiring 04/16/15	JPMorgan Chase	AUD	1,081	879,300	837,730	41,570
Brazilian Real, Expiring 03/11/15	BNP Paribas	BRL	8,055	2,976,900	2,970,187	6,713

Expiring 03/11/15	BNP Paribas	BRL	4,664	1,719,900	1,719,826	74
Expiring 03/11/15	Citigroup Global Markets	BRL	5,935	2,221,099	2,188,246	32,853
British Pound, Expiring 04/28/15	Citigroup Global Markets	GBP	1,129	1,711,529	1,699,919	11,610
Expiring 04/28/15	Citigroup Global Markets	GBP	685	1,033,665	1,030,970	2,695
Expiring 04/28/15	Citigroup Global Markets	GBP	437	663,386	657,960	5,426
Expiring 04/28/15	Citigroup Global Markets	GBP	197	298,153	296,541	1,612
Expiring 04/28/15	Citigroup Global Markets	GBP	84	126,365	125,992	373
Expiring 04/28/15	JPMorgan Chase	GBP	1,791	2,716,627	2,695,664	20,963
Canadian Dollar, Expiring 04/16/15	JPMorgan Chase	CAD	2,425	1,931,100	1,906,967	24,133
Expiring 04/16/15	JPMorgan Chase	CAD	281	225,719	221,235	4,484
Chilean Peso, Expiring 04/10/15	Barclays Capital Group	CLP	362,750	587,450	568,713	18,737
Expiring 04/10/15	BNP Paribas	CLP	615,665	989,100	965,228	23,872
Expiring 04/10/15	BNP Paribas	CLP	481,543	764,900	754,954	9,946
Chinese Renminbi, Expiring 02/10/15	Citigroup Global Markets	CNH	30,453	5,000,000	4,866,189	133,811
Expiring 02/27/15	Goldman Sachs & Co.	CNH	15,400	2,500,000	2,456,189	43,811
Expiring 04/08/15	Citigroup Global Markets	CNH	13,466	2,137,200	2,138,952	(1,752)
Expiring 04/08/15	Deutsche Bank AG	CNH	12,088	1,908,200	1,920,107	(11,907)
Colombian Peso, Expiring 03/11/15	BNP Paribas	COP	2,643,871	1,075,400	1,079,419	(4,019)
Expiring 03/11/15	BNP Paribas	COP	2,454,144	996,000	1,001,958	(5,958)
Expiring 03/11/15	Citigroup Global Markets	COP	7,478,117	3,060,976	3,053,106	7,870
Danish Krone, Expiring 04/23/15	UBS AG	DKK	693	104,718	105,495	(777)
Egyptian Pound, Expiring 02/10/15	Citigroup Global Markets	EGP	12,483	1,616,956	1,630,223	(13,267)
Euro, Expiring 04/28/15	Bank of America	EUR	2,083	2,448,763	2,355,254	93,509
Expiring 04/28/15	Bank of America	EUR	408	460,220	461,661	(1,441)
Expiring 04/28/15	Deutsche Bank AG	EUR	2,456	2,821,966	2,777,991	43,975
Expiring 04/28/15	Hong Kong & Shanghai Bank	EUR	816	921,584	923,294	(1,710)
Expiring 04/28/15	JPMorgan Chase	EUR	9,181	10,316,217	10,382,702	(66,485)
Expiring 04/28/15	JPMorgan Chase	EUR	2,778	3,201,818	3,141,582	60,236
Hungarian Forint, Expiring 04/22/15	Deutsche Bank AG	HUF	319,134	1,157,200	1,157,652	(452)
Expiring 04/22/15	UBS AG	HUF	261,297	963,181	947,851	15,330
Indonesia Rupiah, Expiring 03/23/15	UBS AG	IDR	13,667,394	1,060,310	1,069,405	(9,095)
Japanese Yen, Expiring 04/28/15	Bank of America	JPY	154,299	1,303,893	1,315,374	(11,481)
Malaysian Ringgit, Expiring 04/07/15	UBS AG	MYR	3,889	1,075,400	1,065,824	9,576

Expiring 04/07/15	UBS AG	MYR	3,843	1,071,800	1,053,444	18,356
Expiring 04/07/15	UBS AG	MYR	2,824	772,500	774,091	(1,591)
Expiring 04/07/15	UBS AG	MYR	292	80,819	79,993	826
Mexican Peso, Expiring 04/22/15	Deutsche Bank AG	MXN	57,261	3,816,500	3,800,809	15,691
Expiring 12/07/15	Citigroup Global Markets	MXN	4,680	325,000	306,154	18,846
New Taiwanese Dollar, Expiring 02/02/15	Citigroup Global Markets	TWD	65,896	2,161,600	2,091,052	70,548
Expiring 02/02/15	Citigroup Global Markets	TWD	53,440	1,748,200	1,695,777	52,423
Expiring 02/02/15	UBS AG	TWD	246,387	8,137,230	7,818,465	318,765
Expiring 02/02/15	UBS AG	TWD	75,270	2,412,900	2,388,513	24,387
Expiring 02/02/15	UBS AG	TWD	53,347	1,737,200	1,692,824	44,376
Expiring 05/04/15	UBS AG	TWD	60,878	1,931,100	1,932,797	(1,697)
New Zealand Dollar, Expiring 04/16/15	BNP Paribas	NZD	1,601	1,158,700	1,155,992	2,708
Expiring 04/16/15	BNP Paribas	NZD	1,156	879,300	835,138	44,162
Expiring 04/16/15	Citigroup Global Markets	NZD	3,087	2,289,900	2,229,352	60,548
Expiring 04/16/15	Citigroup Global Markets	NZD	1,021	762,900	737,192	25,708
Expiring 04/16/15	Deutsche Bank AG	NZD	980	749,811	707,518	42,293
Expiring 04/16/15	Deutsche Bank AG	NZD	625	462,900	451,433	11,467
Expiring 04/16/15	JPMorgan Chase	NZD	1,018	764,600	735,065	29,535
Expiring 04/16/15	JPMorgan Chase	NZD	677	497,900	488,774	9,126
Expiring 04/16/15	JPMorgan Chase	NZD	335	255,657	241,640	14,017
Norwegian Krone, Expiring 04/20/15	Barclays Capital Group	NOK	5,964	766,100	770,394	(4,294)
Expiring 04/23/15	JPMorgan Chase	NOK	1,264	165,808	163,294	2,514
Peruvian Nuevo Sol, Expiring 04/10/15	BNP Paribas	PEN	6,307	2,129,453	2,039,932	89,521
Polish Zloty, Expiring 04/23/15	JPMorgan Chase	PLN	15,418	4,137,227	4,150,152	(12,925)
Romanian Leu, Expiring 04/23/15	Barclays Capital Group	RON	8,285	2,126,207	2,108,092	18,115
Russian Ruble, Expiring 02/09/15	Citigroup Global Markets	RUB	32,063	533,500	463,050	70,450
Expiring 03/18/15	BNP Paribas	RUB	20,778	358,300	294,862	63,438
Expiring 03/18/15	BNP Paribas	RUB	13,387	177,900	189,977	(12,077)
Expiring 03/18/15	BNP Paribas	RUB	5,193	76,600	73,701	2,899
Singapore Dollar, Expiring 04/23/15	Toronto Dominion	SGD	553	411,110	408,622	2,488
Expiring 04/24/15	BNP Paribas	SGD	1,568	1,157,200	1,158,097	(897)
Expiring 04/24/15	BNP Paribas	SGD	1,540	1,144,900	1,136,789	8,111
Expiring 04/24/15	Citigroup Global Markets	SGD	3,132	2,314,400	2,312,975	1,425
South African Rand, Expiring 04/20/15	Citigroup Global Markets	ZAR	501	42,536	42,448	88
Expiring 04/20/15	JPMorgan Chase	ZAR	3,153	272,832	267,329	5,503
Expiring 04/20/15	Toronto Dominion	ZAR	7,153	614,835	606,537	8,298
Expiring 12/07/15	UBS AG	ZAR	4,172	350,000	340,918	9,082

South Korean Won, Expiring 03/16/15	UBS AG	KRW	1,181,817	1,064,700	1,078,836	(14,136)
Swedish Krona, Expiring 04/23/15	Citigroup Global Markets	SEK	6,255	764,600	756,624	7,976
Expiring 04/23/15	JPMorgan Chase	SEK	6,064	744,861	733,520	11,341
Swiss Franc, Expiring 04/28/15	Deutsche Bank AG	CHF	20,823	24,530,045	22,774,349	1,755,696
Expiring 04/28/15	Deutsche Bank AG	CHF	6,851	7,660,799	7,493,470	167,329
Expiring 04/28/15	UBS AG	CHF	127	140,672	138,786	1,886
Thai Baht, Expiring 03/06/15	Barclays Capital Group	THB	63,390	1,931,100	1,933,529	(2,429)
Expiring 03/06/15	BNP Paribas	THB	35,842	1,071,400	1,093,248	(21,848)
Expiring 03/06/15	Citigroup Global Markets	THB	98,417	2,966,828	3,001,953	(35,125)
Turkish Lira, Expiring 04/20/15	Barclays Capital Group	TRY	17,262	7,224,179	6,942,982	281,197
Expiring 04/20/15	JPMorgan Chase	TRY	2,792	1,157,200	1,123,075	34,125
Expiring 04/21/15	JPMorgan Chase	TRY	2,300	984,031	924,933	59,098
Expiring 11/25/15	Credit Suisse First Boston Corp.	TRY	912	380,000	352,619	27,381

				$169,600,942	$165,596,417	4,004,525

						$1,494,050

Cross currency exchange contracts outstanding at January 31, 2015:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
04/28/15	Buy	CHF	6,567	EUR	6,599	$(281,097)	Deutsche Bank AG
04/28/15	Buy	CHF	8,544	EUR	8,676	(466,920)	Deutsche Bank AG
04/20/15	Buy	EUR	750	ZAR	9,808	15,918	Barclays Capital Group
04/20/15	Buy	EUR	676	TRY	1,842	23,708	Deutsche Bank AG
04/20/15	Buy	EUR	1,353	TRY	3,682	49,027	Deutsche Bank AG
04/20/15	Buy	EUR	1,706	TRY	4,717	31,967	Deutsche Bank AG
04/23/15	Buy	EUR	1,013	NOK	8,968	(13,190)	BNP Paribas
04/28/15	Buy	EUR	1,982	GBP	1,520	(47,785)	Barclays Capital Group
04/28/15	Buy	EUR	1,703	JPY	227,119	(9,863)	JPMorgan Chase
04/28/15	Buy	EUR	6,729	CHF	6,882	83,495	Barclays Capital Group
04/28/15	Buy	EUR	3,417	CHF	3,551	(20,043)	Deutsche Bank AG
04/28/15	Buy	EUR	1,708	JPY	228,826	(19,437)	JPMorgan Chase
04/28/15	Buy	EUR	3,375	CHF	3,527	(39,904)	Deutsche Bank AG
12/23/15	Buy	EUR	1,000	ZAR	15,225	(105,178)	Credit Suisse First Boston Corp.
01/13/16	Buy	EUR	620	PLN	2,682	(14,364)	Credit Suisse First Boston Corp.
04/28/15	Buy	GBP	629	EUR	829	10,111	JPMorgan Chase
04/28/15	Buy	GBP	713	EUR	949	759	JPMorgan Chase
04/22/15	Buy	MXN	11,382	EUR	661	8,337	Barclays Capital Group
04/23/15	Buy	PLN	15,679	EUR	3,656	86,162	JPMorgan Chase
04/23/15	Buy	RON	6,056	EUR	1,353	11,126	Citigroup Global Markets
04/23/15	Buy	RON	7,596	EUR	1,708	1,242	Deutsche Bank AG
04/23/15	Buy	SEK	6,197	EUR	656	7,314	Citigroup Global Markets

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
04/23/15	Buy	SEK	9,345	EUR	995	$5,005	Barclays Capital Group
04/20/15	Buy	TRY	3,710	EUR	1,347	(31,311)	Citigroup Global Markets
04/20/15	Buy	ZAR	8,824	EUR	679	(19,390)	Citigroup Global Markets
12/23/15	Buy	ZAR	14,406	EUR	1,060	(29,725)	Credit Suisse First Boston Corp.

						$(764,036)

Credit default swap agreements outstanding at January 31, 2015:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2015(5)	Unrealized Depreciation
Exchange-Traded credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.23.V1	12/20/19	5.000%	10,000	$562,185	$552,820	$(9,365)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate issues—Buy Protection(1):
Petroleos Mexicanos	09/20/21	1.000%	1,500	2.226%	$107,796	$37,323	$70,473	Hong Kong & Shanghai Bank
Toll Brothers Finance Corp.	03/20/15	1.000%	420	0.202%	(958)	679	(1,637)	Credit Suisse First Boston Corp.

					$106,838	$38,002	$68,836

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on corporate issues—Sell Protection(2):
Petroleos Mexicanos	09/20/21	1.000%	2,500	2.226%	$(179,661)	$(70,059)	$(109,602)	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.7.AAA	01/17/47	0.500%	2,000	$(68,590)	$(77,674)	$9,084	Goldman Sachs & Co.
CMBX.NA.7.AAA	01/17/47	0.500%	2,000	(68,590)	(74,013)	5,423	Deutsche Bank AG
CMBX.NA.7.AAA	01/17/47	0.500%	4,000	(137,180)	(119,690)	(17,490)	Deutsche Bank AG
CMBX.NA.7.AAA	01/17/47	0.500%	4,000	(137,180)	(146,288)	9,108	Deutsche Bank AG

				$(411,540)	$(417,665)	$6,125

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Buy Protection(1):
Kingdom of Spain	06/20/17	1.000%	700	0.452%	$(9,981)	$(9,413)	$(568)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%	700	0.711%	(9,486)	(2,988)	(6,498)	Deutsche Bank AG
Republic of Ireland	06/20/17	1.000%	700	0.221%	(13,886)	(12,919)	(967)	Deutsche Bank AG

Republic of Ireland	06/20/19	1.000%	700	0.394%	(19,115)	(10,231)	(8,884)	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%	700	0.577%	(7,883)	(5,072)	(2,811)	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%	900	0.890%	(5,293)	5,740	(11,033)	Deutsche Bank AG
Republic of Philippines	09/20/17	1.000%	1,000	0.440%	(15,925)	(16,512)	587	Goldman Sachs & Co.
Republic of Poland	06/20/17	1.000%	1,000	0.268%	(18,705)	(23,766)	5,061	Hong Kong & Shanghai Bank
Republic of Portugal	06/20/17	1.000%	700	0.946%	(1,737)	3,899	(5,636)	Deutsche Bank AG
Republic of Portugal	06/20/19	1.000%	400	1.511%	8,065	12,675	(4,610)	Deutsche Bank AG
Republic of Slovakia	06/20/17	1.000%	1,000	0.229%	(19,640)	(28,054)	8,414	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/19	1.000%	900	1.064%	1,384	19,172	(17,788)	JPMorgan Chase

					$(112,202)	$(67,469)	$(44,733)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2015(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on sovereign issues—Sell Protection(2):
Federation of Malaysia	12/20/19	1.000%	2,000	1.311%	$(26,627)	$16,034	$(42,661)	Hong Kong & Shanghai Bank
Federation of Malaysia	12/20/19	1.000%	2,000	1.311%	(26,627)	16,516	(43,143)	Barclays Capital Group
Kingdom of Belgium	12/20/24	1.000%	3,500	0.816%	61,356	20,902	40,454	Hong Kong & Shanghai Bank
Kingdom of Belgium	09/20/15	1.000%	1,300	0.090%	9,194	(41,964)	51,158	Hong Kong & Shanghai Bank
Kingdom of Belgium	03/20/20	1.000%	3,000	0.457%	84,964	(14,500)	99,464	JPMorgan Chase
Kingdom of Spain	06/20/21	1.000%	700	0.949%	2,991	(7,646)	10,637	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%	1,500	0.972%	4,366	18,280	(13,914)	Hong Kong & Shanghai Bank
Kingdom of Spain	06/20/24	1.000%	700	1.217%	(11,731)	(25,398)	13,667	Deutsche Bank AG
People’s Republic of China	12/20/19	1.000%	2,000	0.899%	11,889	20,407	(8,518)	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%	1,000	0.899%	5,945	10,204	(4,259)	Hong Kong & Shanghai Bank
People’s Republic of China	03/20/22	1.000%	2,000	1.258%	(31,554)	(21,992)	(9,562)	Goldman Sachs & Co.
People’s Republic of China	06/20/19	1.000%	650	0.787%	6,678	603	6,075	Hong Kong & Shanghai Bank
Republic of Brazil	03/20/18	1.000%	1,500	1.679%	(29,238)	(17,514)	(11,724)	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%	2,500	1.266%	(39,555)	2,887	(42,442)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%	2,000	1.935%	(114,229)	(41,036)	(73,193)	Hong Kong & Shanghai Bank
Republic of France	12/20/19	0.250%	7,000	0.420%	(54,769)	(107,630)	52,861	Hong Kong & Shanghai Bank
Republic of France	12/20/24	0.250%	3,200	0.804%	(156,784)	(177,192)	20,408	Barclays Capital Group
Republic of France	06/20/15	0.250%	5,000	0.051%	5,387	(176,315)	181,702	Barclays Capital Group
Republic of France	06/20/16	0.250%	2,700	0.101%	6,443	(156,882)	163,325	Barclays Capital Group
Republic of France	06/20/17	0.250%	2,500	0.182%	4,835	(194,311)	199,146	Barclays Capital Group
Republic of France	12/20/16	0.250%	4,500	0.141%	10,697	(353,862)	364,559	Citigroup Global Markets
Republic of France	03/20/19	0.250%	1,200	0.338%	(3,958)	(14,961)	11,003	Deutsche Bank AG
Republic of France	03/20/24	0.250%	1,200	0.763%	(51,017)	(71,826)	20,809	Goldman Sachs & Co.

Republic of France	09/20/22	0.250%	3,000	0.658%	(86,734)	(290,349)	203,615	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%	3,000	0.442%	(27,886)	(188,677)	160,791	JPMorgan Chase
Republic of France	03/20/22	0.250%	1,250	0.612%	(30,144)	(167,252)	137,108	Morgan Stanley
Republic of France	12/20/16	1.000%	1,000	0.141%	17,530	(31,892)	49,422	UBS AG
Republic of Indonesia	12/20/18	1.000%	1,200	1.166%	(7,524)	(70,888)	63,364	Goldman Sachs & Co.
Republic of Indonesia	09/20/18	1.000%	2,200	1.089%	(4,312)	(122,244)	117,932	Deutsche Bank AG
Republic of Ireland	06/20/21	1.000%	700	0.604%	17,749	3,081	14,668	Deutsche Bank AG
Republic of Ireland	06/20/24	1.000%	700	0.833%	10,750	(8,907)	19,657	Deutsche Bank AG
Republic of Ireland	06/20/18	1.000%	2,000	0.307%	48,980	(81,678)	130,658	Hong Kong & Shanghai Bank
Republic of Italy	06/20/21	1.000%	700	1.193%	(7,201)	(18,944)	11,743	Deutsche Bank AG
Republic of Italy	06/20/24	1.000%	900	1.464%	(32,978)	(50,860)	17,882	Deutsche Bank AG
Republic of Italy	12/20/16	1.000%	2,000	0.481%	22,023	(293,423)	315,446	UBS AG
Republic of Korea	12/20/21	1.000%	2,000	0.825%	25,114	37,685	(12,571)	Barclays Capital Group
Republic of Latvia	06/20/19	1.000%	700	0.803%	6,750	2,637	4,113	Deutsche Bank AG
Republic of Latvia	09/20/19	1.000%	3,000	0.855%	22,994	5,686	17,308	Barclays Capital Group
Republic of Lithuania	06/20/19	1.000%	700	0.807%	6,631	2,637	3,994	Deutsche Bank AG
Republic of Lithuania	09/20/19	1.000%	3,000	0.854%	23,329	5,602	17,727	Barclays Capital Group
Republic of Peru	03/20/22	1.000%	3,000	1.636%	(120,814)	(105,928)	(14,886)	Barclays Capital Group
Republic of Philippines	09/20/21	1.000%	1,000	1.249%	(14,161)	(15,838)	1,677	Hong Kong & Shanghai Bank
Republic of Poland	06/20/21	1.000%	1,000	0.813%	12,603	17,974	(5,371)	Hong Kong & Shanghai Bank
Republic of Poland	12/20/21	1.000%	2,000	0.863%	20,178	33,939	(13,761)	Barclays Capital Group
Republic of Portugal	06/20/21	1.000%	700	1.881%	(34,812)	(44,567)	9,755	Deutsche Bank AG
Republic of Portugal	06/20/24	1.000%	400	2.204%	(36,937)	(39,789)	2,852	Deutsche Bank AG
Republic of Slovakia	06/20/21	1.000%	1,000	0.731%	17,627	21,924	(4,297)	Hong Kong & Shanghai Bank
Republic of Slovenia	06/20/24	1.000%	900	1.682%	(49,265)	(69,737)	20,472	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%	1,200	1.741%	(33,257)	(64,857)	31,600	Goldman Sachs & Co.
Republic of Turkey	03/20/20	1.000%	2,000	1.910%	(85,411)	(76,304)	(9,107)	JPMorgan Chase

					$(650,522)	$(2,928,165)	$2,277,643

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2015	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
CAD	4,500	01/09/20	1.716%	3 Month Canadian Banker’s Acceptance(1)	$3,693	$(101,126)	$(104,819)
CAD	3,000	08/20/23	3.134%	3 Month Canadian Banker’s Acceptance(1)	35,358	(311,974)	(347,332)
CHF	5,700	02/13/16	0.090%	6 Month CHF LIBOR(2)	(1,660)	52,746	54,406
CHF	3,900	02/13/19	0.520%	6 Month CHF LIBOR(1)	4,766	(201,870)	(206,636)
CHF	980	02/13/24	1.365%	6 Month CHF LIBOR(2)	(1,137)	144,352	145,489
CZK	34,000	01/23/22	0.513%	6 Month PRIBOR(2)	38	434	396
DKK	15,000	01/27/20	0.385%	6 Month CIBOR(2)	(4)	(1,261)	(1,257)
EUR	6,000	09/25/15	(0.048%)	1 Day EONIA(1)	187	(598)	(785)
EUR	4,500	09/24/16	(0.045%)	1 Day EONIA(1)	439	(3,550)	(3,989)
EUR	4,000	03/13/17	0.493%	3 Month EURIBOR(1)	8,352	(40,882)	(49,234)
EUR	2,000	10/24/18	—	3 Month EURIBOR(3)	(305)	2,867	3,172
EUR	830	07/02/19	0.656%	6 Month EURIBOR(2)	(1,898)	16,136	18,034
EUR	610	07/02/21	0.994%	6 Month EURIBOR(2)	(3,145)	26,115	29,260
EUR	700	08/14/21	0.841%	3 Month EURIBOR(2)	(3,237)	27,025	30,262
EUR	700	09/03/23	2.171%	6 Month EURIBOR(2)	(18,442)	106,801	125,243
EUR	1,600	10/10/23	2.130%	6 Month EURIBOR(2)	(41,135)	239,380	280,515
EUR	2,000	03/04/29	2.302%	6 Month EURIBOR(2)	229,592	436,796	207,204
EUR	1,000	06/04/29	2.002%	6 Month EURIBOR(2)	(21,037)	172,910	193,947
EUR	1,360	11/11/29	1.453%	6 Month EURIBOR(2)	(7,885)	116,981	124,866
EUR	1,800	01/14/30	1.022%	6 Month EURIBOR(2)	559	27,669	27,110
EUR	440	07/01/43	2.505%	6 Month EURIBOR(2)	(21,650)	164,130	185,780
EUR	500	09/03/43	2.691%	6 Month EURIBOR(2)	(29,938)	214,091	244,029
EUR	1,000	11/21/44	1.790%	6 Month EURIBOR(2)	(11,579)	184,633	196,212
GBP	690	06/30/19	2.166%	6 Month GBP LIBOR(2)	(2,363)	46,705	49,068
GBP	510	06/30/21	2.469%	6 Month GBP LIBOR(2)	(2,803)	57,235	60,038
GBP	950	01/08/25	1.325%	1 Day SONIA(1)	401	(30,800)	(31,201)
HKD	48,000	02/25/16	0.630%	3 Month HIBOR(2)	23	9,068	9,045
JPY	320,000	01/29/22	0.316%	6 Month JPY LIBOR(2)	14	(365)	(379)
JPY	90,000	02/20/29	1.260%	6 Month JPY LIBOR(2)	(4,298)	53,898	58,196
JPY	50,000	04/02/29	1.288%	6 Month JPY LIBOR(2)	(2,540)	31,322	33,862
JPY	100,000	08/18/29	1.070%	6 Month JPY LIBOR(2)	(563)	35,029	35,592
JPY	100,000	08/28/29	1.043%	6 Month JPY LIBOR(2)	(74)	31,565	31,639
JPY	200,000	09/09/29	1.061%	6 Month JPY LIBOR(2)	(1,956)	67,237	69,193
JPY	160,000	09/29/29	1.064%	6 Month JPY LIBOR(2)	(695)	53,792	54,487
JPY	90,000	11/05/34	1.293%	6 Month JPY LIBOR (2)	387	32,431	32,044
JPY	70,000	12/03/34	1.265%	6 Month JPY LIBOR(2)	221	21,931	21,710
JPY	260,000	01/07/35	1.108%	6 Month JPY LIBOR(2)	93	14,485	14,392
JPY	50,000	01/22/35	0.950%	6 Month JPY LIBOR(2)	(99)	(10,007)	(9,908)

MXN	35,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(9,132)	80,099	89,231
MXN	31,100	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(16,025)	155,378	171,403
MXN	27,400	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	(1,280)	50,920	52,200
MXN	4,000	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	26	23,068	23,042
NOK	7,000	08/26/16	2.320%	6 Month NIBOR(2)	(3,235)	18,162	21,397
NOK	11,000	01/23/22	1.435%	6 Month NIBOR(2)	26	5,410	5,384
NZD	2,600	03/13/19	4.550%	3 Month BBR(2)	(6,232)	71,083	77,315
NZD	750	03/13/24	5.080%	3 Month BBR(2)	(6,267)	61,448	67,715
SEK	13,300	08/26/16	1.930%	3 Month STIBOR(2)	(11,566)	46,539	58,105
SEK	20,000	01/20/20	0.485%	3 Month STIBOR(2)	63	4,860	4,797
SEK	10,000	08/29/24	1.657%	3 Month STIBOR(2)	(6,126)	81,122	87,248
	7,000	02/27/16	0.461%	3 Month LIBOR(1)	167	(3,346)	(3,513)
	14,900	05/07/16	0.552%	3 Month LIBOR(1)	184	(15,475)	(15,659)
	10,770	06/30/16	0.655%	3 Month LIBOR(1)	(2,423)	(21,194)	(18,771)
	17,200	09/30/16	0.711%	3 Month LIBOR(1)	192	(33,183)	(33,375)
	4,500	02/04/17	0.790%	3 Month LIBOR(1)	160	(6,907)	(7,067)
	10,000	05/07/17	0.987%	3 Month LIBOR(2)	173	45,170	44,997
	4,115	12/24/17	1.384%	3 Month LIBOR(1)	720	(50,000)	(50,720)
	4,600	07/07/18	1.515%	3 Month LIBOR(1)	169	(67,280)	(67,449)
	11,100	08/31/18	1.644%	3 Month LIBOR(1)	195	(209,324)	(209,519)
	5,900	08/31/18	1.686%	3 Month LIBOR(1)	174	(120,099)	(120,273)
	8,800	08/31/18	1.758%	3 Month LIBOR(1)	186	(201,821)	(202,007)
	47,100	02/28/19	1.806%	3 Month LIBOR(1)	113,042	(1,130,278)	(1,243,320)
	21,000	08/08/19	3.111%	3 Month LIBOR(2)	203	884,774	884,571
	2,960	12/02/19	1.639%	3 Month LIBOR(1)	163	(42,696)	(42,859)
	2,500	02/04/20	1.523%	3 Month LIBOR(1)	160	(20,030)	(20,190)
	1,700	02/04/22	1.760%	3 Month LIBOR(1)	159	(19,026)	(19,185)
	7,960	08/18/24	2.750%	3 Month LIBOR(2)	134	687,364	687,230

					$159,690	$1,960,069	$1,800,379

Cash of $430,000 and Foreign Bonds with a combined market value of $1,483,474 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded and cleared swap contracts at January 31, 2015.

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements
AED	35,000	03/09/15	1.020%	3 Month EIBOR(1)	$(81,682)	$—	$(81,682)	Deutsche Bank AG
AUD	1,000	09/07/21	4.945%	6 Month BBSW(2)	121,312	—	121,312	Citigroup Global Markets
AUD	1,000	08/31/22	3.890%	6 Month BBSW(2)	73,623	—	73,623	Hong Kong & Shanghai Bank
AUD	1,400	08/31/22	3.920%	6 Month BBSW(2)	105,278	—	105,278	Citigroup Global Markets
AUD	1,700	09/21/22	3.830%	6 Month BBSW(2)	118,318	—	118,318	Barclays Capital Group
AUD	400	11/07/22	3.790%	6 Month BBSW(2)	26,573	—	26,573	Hong Kong & Shanghai Bank
AUD	2,800	08/08/23	4.170%	6 Month BBSW(1)	(268,944)	—	(268,944)	Hong Kong & Shanghai Bank
AUD	2,000	12/19/32	4.423%	6 Month BBSW(2)	309,605	—	309,605	Barclays Capital Group
AUD	650	03/15/43	4.755%	6 Month BBSW(2)	164,344	—	164,344	Hong Kong & Shanghai Bank
BRL	5,610	01/01/17	9.130%	1 Day BZDIOVER(2)	(147,822)	—	(147,822)	Barclays Capital Group
BRL	8,819	01/02/17	10.580%	1 Day BZDIOVER(2)	(104,552)	—	(104,552)	Hong Kong & Shanghai Bank

BRL	10,921	01/01/18	11.770%	1 Day BZDIOVER(2)	(30,757)	—	(30,757)	Deutsche Bank AG
BRL	445	01/01/21	9.960%	1 Day BZDIOVER(2)	(15,028)	—	(15,028)	UBS AG
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(28,718)	—	(28,718)	Hong Kong & Shanghai Bank
BRL	880	01/01/21	9.980%	1 Day BZDIOVER(2)	(28,718)	—	(28,718)	Barclays Capital Group
BRL	4,228	01/01/21	12.640%	1 Day BZDIOVER(2)	128,303	—	128,303	Deutsche Bank AG
BRL	859	01/01/21	13.115%	1 Day BZDIOVER(2)	38,817	—	38,817	Deutsche Bank AG
CAD	3,200	02/22/17	1.708%	3 Month Canadian Banker’s Acceptance(2)	50,674	—	50,674	Citigroup Global Markets
CAD	650	11/06/17	1.645%	3 Month Canadian Banker’s Acceptance(2)	11,408	—	11,408	Bank of Nova Scotia
CAD	500	12/27/17	1.700%	3 Month Canadian Banker’s Acceptance(2)	9,385	—	9,385	Bank of Nova Scotia
CAD	4,200	08/17/22	2.370%	3 Month Canadian Banker’s Acceptance(2)	247,573	—	247,573	Bank of Nova Scotia
CHF	1,000	03/01/22	1.030%	6 Month CHF LIBOR(2)	114,600	—	114,600	Credit Suisse First Boston Corp.
CLP	2,800,000	01/21/20	3.460%	6 Month CLICP(2)	3,135	—	3,135	JPMorgan Chase
CLP	700,000	02/27/24	5.230%	6 Month CLICP(2)	116,752	—	116,752	Deutsche Bank AG
COP	3,300,000	11/19/18	5.380%	1 Day COLIBOR OIS(2)	45,049	—	45,049	Hong Kong & Shanghai Bank
COP	1,000,000	06/27/23	6.840%	1 Day COLIBOR OIS(2)	35,049	—	35,049	Deutsche Bank AG
CZK	25,000	06/27/18	1.635%	6 Month PRIBOR(2)	54,732	—	54,732	Hong Kong & Shanghai Bank
DKK	31,000	01/25/16	0.910%	6 Month CIBOR(2)	41,030	—	41,030	Deutsche Bank AG
DKK	3,200	03/01/22	2.300%	6 Month CIBOR(2)	68,455	—	68,455	Credit Suisse First Boston Corp.
EUR	600	07/27/22	1.772%	6 Month EURIBOR(2)	71,485	—	71,485	Citigroup Global Markets
EUR	650	09/24/42	2.404%	6 Month EURIBOR(2)	233,006	—	233,006	Citigroup Global Markets
EUR	850	03/27/43	2.327%	6 Month EURIBOR(2)	300,602	—	300,602	Bank of America
GBP	500	08/01/16	2.060%	6 Month GBP LIBOR(2)	19,633	—	19,633	Citigroup Global Markets
GBP	5,600	01/15/18	2.545%	UKRPI(2)	76,233	—	76,233	Bank of America
GBP	1,000	08/17/22	1.975%	3 Month GBP LIBOR(2)	86,943	—	86,943	Hong Kong & Shanghai Bank
GBP	1,600	01/13/32	2.788%	6 Month GBP LIBOR(2)	422,012	—	422,012	Barclays Capital Group
GBP	1,420	04/24/43	2.932%	6 Month GBP LIBOR(2)	603,216	—	603,216	Hong Kong & Shanghai Bank
HKD	27,000	01/04/18	0.805%	3 Month HIBOR(1)	17,626	—	17,626	Bank of America
HKD	25,000	07/29/18	1.625%	3 Month HIBOR(2)	57,332	—	57,332	Hong Kong & Shanghai Bank
HKD	25,000	10/08/18	1.635%	3 Month HIBOR(1)	(59,165)	—	(59,165)	Hong Kong & Shanghai Bank
HKD	8,200	08/22/22	1.560%	3 Month HIBOR(1)	(997)	—	(997)	Hong Kong & Shanghai Bank
HUF	620,000	11/19/18	4.290%	6 Month BUBOR(2)	201,079	—	201,079	Credit Suisse First Boston Corp.
HUF	330,000	03/27/23	5.510%	6 Month BUBOR(2)	325,184	—	325,184	Deutsche Bank AG

ILS	6,500	11/20/18	2.200%	3 Month TELBOR(2)	105,792	—	105,792	Hong Kong & Shanghai Bank
ILS	3,200	03/06/23	3.525%	3 Month TELBOR(2)	157,390	—	157,390	Deutsche Bank AG
ILS	4,200	06/27/23	3.730%	3 Month TELBOR(2)	215,679	—	215,679	Credit Suisse First Boston Corp.
JPY	300,000	01/15/16	0.790%	Japan CPI(2)	(42,107)	—	(42,107)	Barclays Capital Group
JPY	60,000	02/02/21	1.265%	6 Month JPY LIBOR(2)	33,206	—	33,206	Barclays Capital Group
JPY	96,000	02/16/21	1.365%	6 Month JPY LIBOR(2)	58,382	—	58,382	Barclays Capital Group
JPY	50,000	06/02/21	1.200%	6 Month JPY LIBOR(2)	25,321	—	25,321	Barclays Capital Group
JPY	45,000	06/16/21	1.170%	6 Month JPY LIBOR(2)	21,988	—	21,988	Barclays Capital Group
JPY	40,000	06/28/21	1.123%	6 Month JPY LIBOR(2)	18,414	—	18,414	Barclays Capital Group
JPY	30,000	07/22/21	1.090%	6 Month JPY LIBOR(2)	13,222	—	13,222	Citigroup Global Markets
JPY	220,000	07/26/22	0.745%	6 Month JPY LIBOR(2)	56,122	—	56,122	Barclays Capital Group
JPY	55,000	11/20/22	0.748%	6 Month JPY LIBOR(2)	14,554	—	14,554	Barclays Capital Group
JPY	120,000	12/27/22	0.803%	6 Month JPY LIBOR(2)	35,990	—	35,990	Barclays Capital Group
JPY	175,000	03/15/23	0.755%	6 Month JPY LIBOR(2)	48,442	—	48,442	Barclays Capital Group
JPY	85,500	07/21/24	1.489%	6 Month JPY LIBOR(2)	70,977	—	70,977	Citigroup Global Markets
JPY	60,000	07/04/26	1.603%	6 Month JPY LIBOR(2)	59,829	—	59,829	Citigroup Global Markets
JPY	70,000	08/02/26	1.534%	6 Month JPY LIBOR(2)	68,612	—	68,612	Citigroup Global Markets
JPY	300,000	09/03/27	1.290%	6 Month JPY LIBOR(2)	214,443	—	214,443	Citigroup Global Markets
JPY	35,000	10/02/27	1.238%	6 Month JPY LIBOR(2)	22,687	—	22,687	Barclays Capital Group
JPY	55,000	11/05/27	1.270%	6 Month JPY LIBOR(2)	37,017	—	37,017	Barclays Capital Group
JPY	40,000	12/04/27	1.261%	6 Month JPY LIBOR(2)	26,183	—	26,183	Citigroup Global Markets
JPY	40,000	12/14/27	1.235%	6 Month JPY LIBOR(2)	24,908	—	24,908	Hong Kong & Shanghai Bank
JPY	120,000	02/20/28	1.353%	6 Month JPY LIBOR(2)	93,463	—	93,463	Deutsche Bank AG
JPY	200,000	04/16/28	1.235%	6 Month JPY LIBOR(2)	125,294	—	125,294	Credit Suisse First Boston Corp.
JPY	110,000	08/18/31	1.750%	6 Month JPY LIBOR(2)	132,782	—	132,782	Barclays Capital Group
JPY	25,000	08/30/31	1.750%	6 Month JPY LIBOR(2)	30,066	—	30,066	Barclays Capital Group
JPY	240,000	01/18/32	1.638%	6 Month JPY LIBOR(2)	236,645	—	236,645	Barclays Capital Group
JPY	30,000	11/05/32	1.563%	6 Month JPY LIBOR(2)	26,373	—	26,373	Barclays Capital Group

JPY	160,000	11/14/32	2.390%	6 Month JPY LIBOR(2)	114,400	—	114,400	Citigroup Global Markets
JPY	35,000	12/14/32	1.575%	6 Month JPY LIBOR(2)	31,590	—	31,590	Hong Kong & Shanghai Bank
JPY	40,000	07/09/42	1.705%	6 Month JPY LIBOR(2)	41,404	—	41,404	Barclays Capital Group
JPY	20,000	10/02/42	1.659%	6 Month JPY LIBOR(2)	17,578	—	17,578	Barclays Capital Group
JPY	70,000	01/28/43	1.955%	6 Month JPY LIBOR(2)	102,430	—	102,430	JPMorgan Chase
JPY	137,500	05/21/43	2.003%	6 Month JPY LIBOR(1)	(220,976)	—	(220,976)	Credit Suisse First Boston Corp.
JPY	45,000	05/28/43	2.088%	6 Month JPY LIBOR(1)	(80,529)	—	(80,529)	Deutsche Bank AG
JPY	45,800	05/29/43	2.013%	6 Month JPY LIBOR(1)	(74,460)	—	(74,460)	Credit Suisse First Boston Corp.
JPY	100,000	06/03/43	1.970%	6 Month JPY LIBOR(2)	153,190	—	153,190	JPMorgan Chase
KRW	1,500,000	08/14/21	2.773%	3 Month KRW Certificate of Deposit Rate(2)	65,157	—	65,157	Hong Kong & Shanghai Bank
KRW	900,000	11/05/24	2.425%	3 Month KRW Certificate of Deposit Rate(2)	24,584	—	24,584	Barclays Capital Group
MXN	45,000	12/02/15	5.090%	28 Day Mexican Interbank Rate(2)	46,243	—	46,243	Deutsche Bank AG
MXN	37,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	131,716	—	131,716	Credit Suisse First Boston Corp.
MXN	20,000	08/13/19	4.985%	28 Day Mexican Interbank Rate(2)	16,667	—	16,667	Hong Kong & Shanghai Bank
MXN	15,700	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(15,268)	—	(15,268)	Barclays Capital Group
MXN	17,500	04/09/42	7.890%	28 Day Mexican Interbank Rate(2)	260,396	—	260,396	Barclays Capital Group
NOK	13,500	11/07/17	2.550%	6 Month NIBOR(2)	75,696	—	75,696	Citigroup Global Markets
NOK	4,500	11/07/22	3.190%	6 Month NIBOR(2)	76,821	—	76,821	Citigroup Global Markets
NZD	3,200	08/18/16	4.173%	3 Month BBR(2)	49,460	—	49,460	Citigroup Global Markets
NZD	1,480	03/26/17	3.810%	3 Month BBR(2)	17,078	—	17,078	Hong Kong & Shanghai Bank
NZD	1,700	08/09/18	4.145%	3 Month BBR(2)	38,274	—	38,274	Hong Kong & Shanghai Bank
NZD	1,320	09/25/22	3.790%	3 Month BBR(2)	21,993	—	21,993	Citigroup Global Markets
NZD	910	08/09/23	4.653%	3 Month BBR(2)	59,386	—	59,386	Hong Kong & Shanghai Bank
PLN	15,000	06/28/18	3.790%	6 Month WIBOR(2)	384,785	—	384,785	Deutsche Bank AG
PLN	4,900	06/27/21	5.390%	6 Month WIBOR(2)	343,786	—	343,786	JPMorgan Chase
PLN	5,700	04/12/22	5.030%	6 Month WIBOR(2)	404,428	—	404,428	Hong Kong & Shanghai Bank
PLN	4,000	03/14/23	3.810%	6 Month WIBOR(2)	199,258	—	199,258	Bank of America
PLN	4,100	03/18/23	3.660%	6 Month WIBOR(2)	189,626	—	189,626	Hong Kong & Shanghai Bank
PLN	3,600	06/27/26	5.280%	6 Month WIBOR(1)	(378,253)	—	(378,253)	JPMorgan Chase
PLN	4,100	04/12/27	4.810%	6 Month WIBOR(1)	(395,640)	—	(395,640)	Hong Kong & Shanghai Bank
PLN	3,500	03/18/43	3.380%	6 Month WIBOR(1)	(321,332)	—	(321,332)	Hong Kong & Shanghai Bank
RUB	110,000	05/14/15	9.800%	3 Month MOSPRIME(1)	(29,014)	—	(29,014)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/15	9.690%	3 Month MOSPRIME(1)	14,585	—	14,585	Hong Kong & Shanghai Bank
RUB	110,000	05/14/17	9.290%	3 Month MOSPRIME(2)	(132,478)	—	(132,478)	Credit Suisse First Boston Corp.
RUB	100,000	06/02/19	9.050%	3 Month MOSPRIME(2)	(247,988)	—	(247,988)	Hong Kong & Shanghai Bank

SEK	25,000	05/10/16	1.363%	3 Month STIBOR(2)	76,899	—	76,899	Royal Bank of Scotland Group PLC
SEK	3,700	02/27/22	2.520%	3 Month STIBOR(2)	65,816	—	65,816	Citigroup Global Markets
SEK	3,000	01/16/23	2.200%	3 Month STIBOR(2)	40,197	—	40,197	Barclays Capital Group
SGD	1,800	01/08/18	0.935%	6 Month SIBOR(2)	(11,158)	—	(11,158)	Bank of America
THB	100,000	05/14/16	2.630%	3 Month BIBOR(2)	35,051	—	35,051	Citigroup Global Markets
THB	50,000	12/20/17	3.230%	6 Month BIBOR(2)	52,834	—	52,834	Bank of America
TWD	390,000	09/29/15	1.090%	3 Month Secondary Market CP Bank Rate(1)	(17,830)	—	(17,830)	Bank of America
ZAR	55,000	06/25/18	7.440%	3 Month JIBAR(2)	167,480	—	167,480	Hong Kong & Shanghai Bank
ZAR	17,000	11/15/23	8.085%	3 Month JIBAR(2)	118,796	—	118,796	Credit Suisse First Boston Corp.
ZAR	5,000	09/03/33	8.970%	3 Month JIBAR(2)	65,606	—	65,606	Hong Kong & Shanghai Bank
ZAR	12,000	11/03/34	8.230%	3 Month JIBAR(2)	82,180	—	82,180	Barclays Capital Group
	20,000	12/08/15	0.670%	CPI Urban Consumers(1)	(210,739)	—	(210,739)	JPMorgan Chase
	10,000	12/15/15	0.400%	CPI Urban Consumers(1)	(74,829)	—	(74,829)	Deutsche Bank AG
	3,100	02/24/17	1.192%	3 Month LIBOR(1)	(44,323)	—	(44,323)	Citigroup Global Markets
	8,300	01/20/18	1.170%	CPI Urban Consumers(1)	33,277	—	33,277	Bank of America
	720	02/24/42	2.864%	3 Month LIBOR(2)	116,609	—	116,609	Citigroup Global Markets

					$6,944,116	$—	$6,944,116

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month EURIBOR and receives the floating rate of 1 Month EURIBOR.

Forward rate agreements outstanding at January 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Forward Rate Agreements
20,000	02/23/15	0.797%	2 Year CMS(1)	$(14,005)	$—	$(14,005)	Citigroup Global Markets
20,000	02/23/15	1.507%	5 Year CMS(1)	(30,826)	—	(30,826)	Citigroup Global Markets
20,000	02/23/15	1.960%	10 Year CMS(1)	(32,281)	—	(32,281)	Citigroup Global Markets
60,000	02/23/15	2.570%	CMM 100(1)	62,768	—	62,768	Citigroup Global Markets

				$(14,344)	$—	$(14,344)

(1)	Fund pays the floating rate and receives the fixed rate.

Currency swap agreements outstanding at January 31, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	326	3 Month LIBOR	EUR	250	3 Month EURIBOR minus 30.70 bps	Barclays Capital Group	12/14/15	$43,868	$—	$43,868
	494	3 Month LIBOR plus 390 bps	EUR	400	5.000%	Citigroup Global Markets	03/18/15	24,033	(14,732)	38,765
	2,105	3 Month LIBOR plus 190 bps	CHF	2,000	2.625%	Citigroup Global Markets	05/12/15	(117,587)	(78,305)	(39,282)
	257	3 Month LIBOR plus 313 bps	JPY	20,000	4.500%	Citigroup Global Markets	06/08/15	82,920	(11,240)	94,160
	307	3 Month LIBOR plus 333 bps	JPY	24,000	4.500%	Citigroup Global Markets	06/08/15	98,780	(12,097)	110,877
	1,246	3 Month LIBOR plus 498 bps	JPY	100,000	4.500%	Citigroup Global Markets	06/08/15	386,991	62	386,929
	690	3 Month LIBOR plus 197 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	113,356	(16,600)	129,956
	649	3 Month LIBOR plus 225 bps	EUR	500	3.750%	Citigroup Global Markets	10/12/15	77,009	(16,422)	93,431
	582	3 Month LIBOR plus 412 bps	EUR	480	4.500%	Citigroup Global Markets	11/30/15	39,348	(5,471)	44,819
	263	3 Month LIBOR	EUR	200	3 Month EURIBOR minus 30.00 bps	Citigroup Global Markets	12/18/15	37,483	—	37,483
	651	3 Month LIBOR plus 310 bps	EUR	500	3.625%	Citigroup Global Markets	02/01/16	70,353	42	70,311
	303	3 Month LIBOR plus 272 bps	EUR	227	4.500%	Citigroup Global Markets	04/05/16	35,335	(15,773)	51,108
	651	3 Month LIBOR plus 273 bps	EUR	500	4.500%	Citigroup Global Markets	04/05/16	56,792	(22,723)	79,515
	960	3 Month LIBOR plus 218 bps	EUR	700	4.500%	Citigroup Global Markets	04/15/16	122,930	—	122,930
	1,111	3 Month LIBOR plus 451 bps	JPY	92,000	3.700%	Citigroup Global Markets	11/14/16	367,411	66	367,345
	327	3 Month LIBOR plus 156 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(15,793)	(22,679)	6,886
	325	3 Month LIBOR plus 158 bps	CHF	300	2.875%	Citigroup Global Markets	11/23/16	(17,860)	(27,045)	9,185
	1,605	3 Month LIBOR plus 432 bps	JPY	125,000	3.450%	Citigroup Global Markets	03/24/17	582,655	38,560	544,095
	122	3 Month LIBOR plus 208 bps	EUR	100	4.250%	Citigroup Global Markets	07/14/17	719	(11,428)	12,147
	244	3 Month LIBOR plus 220 bps	EUR	200	4.250%	Citigroup Global Markets	07/14/17	1,437	(20,832)	22,269
	1,111	3 Month LIBOR plus 265 bps	CHF	1,000	2.625%	Credit Suisse First Boston Corp.	05/12/15	4,521	(25,901)	30,422
	567	3 Month LIBOR plus 510 bps	CHF	500	4.000%	Credit Suisse First Boston Corp.	05/20/16	14,069	676	13,393
	439	3 Month LIBOR	JPY	44,780	3 Month LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	57,203	—	57,203
JPY	510,300	3 Month LIBOR minus 23.25 bps		5,000	3 Month LIBOR	Goldman Sachs & Co.	06/17/16	(645,796)	—	(645,796)
	5,000	3 Month LIBOR	JPY	510,300	3 Month LIBOR minus 53.375 bps	Goldman Sachs & Co.	06/17/24	614,030	—	614,030
	107	3 Month LIBOR	CHF	100	3 Month CHF LIBOR minus 29.00 bps	Hong Kong & Shanghai Bank	04/24/15	(2,075)	—	(2,075)
	461	3 Month LIBOR	EUR	350	3 Month EURIBOR minus 30.25 bps	Hong Kong & Shanghai Bank	12/19/15	65,774	—	65,774

114	3 Month CHF LIBOR minus 13.30 bps	CHF	100	3 Month LIBOR	Hong Kong & Shanghai Bank	03/21/16	4,991	—	4,991
TRY 4,800	7.700%		2,500	3 Month LIBOR	Hong Kong & Shanghai Bank	07/19/18	(450,065)	—	(450,065)
TRY 7,729	8.820%		3,800	3 Month LIBOR	Hong Kong & Shanghai Bank	09/04/18	(406,547)	—	(406,547)
147	3 Month LIBOR plus 398 bps	EUR	120	4.500%	JPMorgan Chase	11/30/15	11,203	(2,177)	13,380
3,049	3 Month LIBOR	DKK	18,000	3 Month CIBOR minus 37.00 bps	JPMorgan Chase	10/03/16	305,773	—	305,773
24,780	3 Month LIBOR	EUR	20,000	3 Month EURIBOR minus 14.625 bps	JPMorgan Chase	11/10/16	2,155,143	—	2,155,143
JPY 500,000	3 Month LIBOR minus 44.00 bps		4,248	3 Month LIBOR	JPMorgan Chase	11/21/16	4,596	—	4,596
AUD 3,240	3 Month BBSW plus 24.25 bps		3,000	3 Month LIBOR	JPMorgan Chase	05/22/19	(467,049)	—	(467,049)
4,248	3 Month LIBOR	JPY	500,000	3 Month LIBOR minus 73.00 bps	JPMorgan Chase	11/21/24	24,921	—	24,921

							$3,280,872	$(264,019)	$3,544,891

Total return swap agreements outstanding at January 31, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Capital Group	05/01/2015	15,000	Pay fixed payments on the Barclays Capital MBS Index and receive variable payments based on the 1 Month LIBOR	$23,765	$—	$23,765
Credit Suisse First Boston Corp.	01/12/2041	1,541	Pay fixed payments on the IFN Index and receive variable payments based on the 1 month LIBOR	(36,521)	(31,321)	(5,200)
Citigroup Global Markets	01/12/2041	770	Pay fixed payments on the IFN Index and receive variable payments based on the 1 month LIBOR	(18,261)	(11,898)	(6,363)

				$(31,017)	$(43,219)	$12,202

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$197,444,404	$—
Asset-Backed Securities
Collateralized Debt Obligations	—	2,712,984	—
Collateralized Loan Obligations	—	22,921,432	2,259,989
Residential Mortgage-Backed Securities	—	42,397,371	3,493,349
Bank Loans	—	2,045,906	—
Commercial Mortgage-Backed Securities	—	23,015,886	1,447,918
Corporate Bonds	—	47,866,404	623,294
Municipal Bonds	—	3,620,236	—
U.S. Government Agency Obligations	—	1,362,314	—
U.S. Treasury Obligations	—	5,123,195	—
Preferred Stock	105,800	—	—

Affiliated Money Market Mutual Fund	20,259,459	—	—
Options Purchased	167,197	1,007,989	—
Options Written	(100,337)	(2,214,586)	—
Other Financial Instruments*
Futures Contracts	2,880,451	—	—
Forward Foreign Currency Exchange Contracts	—	1,494,050	—
Cross Currency Exchange Contracts	—	(764,036)	—
Exchange-traded credit default swap	—	(9,365)	—
Over-the-counter credit default swaps	—	(1,247,087)	—
Exchange-traded interest rate swaps	—	1,800,379	—
Over-the-counter interest rate swaps	—	6,683,720	260,396
Forward Rate Agreements	—	—	(14,344)
Currency Swap Agreements	—	3,280,872	—
Total Return Swap Agreements	—	(31,017)	—

Total	$23,312,570	$358,511,051	$8,070,602

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Collateralized Loan Obligations	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Corporate Bonds	Interest Rate Swaps		Forward Rate Agreements
Balance as of 10/31/14	$1,769,625	$—	$2,466,090	$639,077	$—	$627,111	$108,260		$—
Realized gain (loss)	313,654	—	—	—	—	—	—	**	— **
Change in unrealized appreciation (depreciation)***	(403,252)	(243,108)	16,852	(29,954)	27,463	3,693	152,136		(14,344)
Purchases	—	2,503,097	3,476,375	—	1,420,455	—	—		—
Sales	(1,680,027)	—	—	(610,405)	—	(7,510)	—		—
Accrued discount/premium	—	—	122	1,282	—	—	—		—
Transfers into Level 3	—	—	—	—	—	—	—		—
Transfers out of Level 3	—	—	(2,466,090)	—	—	—	—		—

Balance as of 1/31/15	$—	$2,259,989	$3,493,349	$—	$1,447,918	$623,294	$260,396		$(14,344)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	The net realized gain incurred during the period for other financial instruments was $13,471.
***	Of which, $(57,308) was relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were two residential mortgage-backed securities transferred out of Level 3 as a result of the securities no longer using a single broker quote.

Included in the table above, under Level 3, are securities that were fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Such methodologies may include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and prices of any recent transactions or bids/offers for such securities or any comparable securities.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2015 was as follows:

Sovereign Bonds	44.3%
Residential Mortgage-Backed Securities	11.9
Collateralized Loan Obligations	6.5
Commercial Mortgage-Backed Securities	6.3
Affiliated Money Market Mutual Fund	5.2
Banking	4.3
Foreign Agencies	3.2
Electric	1.4
U.S. Treasury Obligations	1.3
Technology	1.3
Cable	1.1
Media & Entertainment	1.1
Municipal Bonds	0.9
Building Materials & Construction	0.9
Foods	0.9
Healthcare & Pharmaceutical	0.8
Gaming	0.7
Collateralized Debt Obligations	0.7
Capital Goods	0.6
Telecommunications	0.6
Real Estate Investment Trusts	0.4
Metals	0.4
U.S. Government Agency Obligations	0.4
Brokerage	0.3
Options Purchased	0.3
Paper	0.3
Chemicals	0.2
Pipelines & Other	0.2
Insurance	0.2
Airlines	0.2
Non-Captive Finance	0.1
Railroads	0.1
Financials	0.1
Consumer	0.1
Aerospace & Defense	0.1
Energy - Other	0.1
Options Written	(0.6)

96.9
Other assets in excess of liabilities	3.1

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2015 categorized by risk exposure:

Derivative Fair Value at 1/31/15
Credit contracts	$(1,188,953)
Equity contracts	(31,017)
Foreign exchange contracts	(544,082)
Interest rate contracts	14,958,334

Total	$13,194,282

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 20, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 20, 2015

*	Print the name and title of each signing officer under his or her signature.